Baird Core Plus Bond Fund
Schedule of Investments, March 31, 2022 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
0.375%, 07/15/2024	$100,000,000	$95,445,312
0.250%, 05/31/2025	26,400,000	24,570,562
2.250%, 11/15/2025	250,050,000	247,500,663
1.125%, 10/31/2026	251,625,000	236,684,766
2.000%, 11/15/2026	555,375,000	543,226,172
2.250%, 11/15/2027	683,125,000	675,253,050
1.125%, 08/31/2028	683,450,000	629,681,704
0.625%, 08/15/2030	105,725,000	91,832,074
1.250%, 08/15/2031	252,300,000	229,356,469
1.375%, 11/15/2040	530,800,000	433,949,733
2.875%, 05/15/2043	889,450,000	920,789,219
2.500%, 02/15/2045	948,925,000	924,238,128
1.250%, 05/15/2050	66,075,000	49,282,658
1.375%, 08/15/2050	96,250,000	74,082,422
Total U.S. Treasury Securities (Cost $5,594,728,777)		5,175,892,932	19.9%

Other Government Related Securities
Comision Federal de Electricidad,
5.750%, 02/14/2042 (1)(2)	5,200,000	4,907,552
Corp Andina de Fomento,
4.375%, 06/15/2022 (1)	4,265,000	4,281,337
Electricite de France SA,
4.750%, 10/13/2035 (Callable 04/13/2035) (1)(2)	10,000,000	10,503,462
Korea Development Bank,
3.000%, 09/14/2022 (1)	4,400,000	4,416,517
Petrobras Global Finance BV,
7.375%, 01/17/2027 (1)	9,300,000	10,318,350
Petroleos Mexicanos:
5.950%, 01/28/2031 (Callable 10/28/2030) (1)	1,005,000	927,625
6.700%, 02/16/2032 (1)	31,343,000	29,775,850
Sinopec Group Overseas Development [2017] Ltd.,
3.000%, 04/12/2022 (1)(2)	6,950,000	6,950,834
Total Other Government Related Securities (Cost $71,290,847)		72,081,527	0.3%

Corporate Bonds
Industrials
180 Medical, Inc.,
3.875%, 10/15/2029 (Callable 10/07/2024) (1)(2)	500,000	472,500
Abbott Laboratories,
4.750%, 11/30/2036 (Callable 05/30/2036)	7,506,000	8,722,469
AbbVie, Inc.:
3.800%, 03/15/2025 (Callable 12/15/2024)	29,200,000	29,742,605
3.600%, 05/14/2025 (Callable 02/14/2025)	2,500,000	2,532,826
4.300%, 05/14/2036 (Callable 11/14/2035)	3,825,000	3,994,593
4.050%, 11/21/2039 (Callable 05/21/2039)	11,250,000	11,558,328
4.250%, 11/21/2049 (Callable 05/21/2049)	20,000,000	20,754,336
ADT Security Corp.,
4.125%, 08/01/2029 (Callable 08/01/2028) (2)	2,250,000	2,089,687
Adventist Health System:
2.952%, 03/01/2029 (Callable 12/01/2028)	7,250,000	7,056,008
3.630%, 03/01/2049 (Callable 09/01/2048)	8,900,000	8,598,705
Air Products and Chemicals, Inc.,
2.800%, 05/15/2050 (Callable 11/15/2049)	5,000,000	4,387,046
Aker BP ASA,
2.875%, 01/15/2026 (Callable 12/15/2025) (1)(2)	25,000,000	24,303,585
Albertsons Companies, Inc.:
3.250%, 03/15/2026 (Callable 09/15/2022) (2)	5,000,000	4,725,100
3.500%, 03/15/2029 (Callable 09/15/2023) (2)	1,500,000	1,353,705
Alcon Finance Corp.:
3.000%, 09/23/2029 (Callable 06/23/2029) (1)(2)	6,110,000	5,841,905
2.600%, 05/27/2030 (Callable 02/27/2030) (1)(2)	6,475,000	5,961,818
Alimentation Couche-Tard, Inc.,
2.950%, 01/25/2030 (Callable 10/25/2029) (1)(2)	6,500,000	6,200,868
Allegion PLC,
3.500%, 10/01/2029 (Callable 07/01/2029)	10,000,000	9,678,472
Alpek SAB de CV:
4.250%, 09/18/2029 (Callable 06/18/2029) (1)(2)	6,000,000	5,928,000
3.250%, 02/25/2031 (Callable 11/25/2030) (1)(2)	10,000,000	9,112,500
America Movil SAB de CV,
2.875%, 05/07/2030 (Callable 02/07/2030) (1)	28,000,000	26,748,680
Amgen, Inc.:
3.150%, 02/21/2040 (Callable 08/21/2039)	5,000,000	4,570,583
4.400%, 05/01/2045 (Callable 11/01/2044)	8,000,000	8,400,632
Anglo American Capital PLC:
4.125%, 09/27/2022 (1)(2)	5,385,000	5,449,977
2.625%, 09/10/2030 (Callable 06/10/2030) (1)(2)	16,025,000	14,530,030
3.950%, 09/10/2050 (Callable 03/10/2050) (1)(2)	10,000,000	9,364,145
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029 (Callable 10/23/2028) (1)	5,000,000	5,420,876
5.450%, 01/23/2039 (Callable 07/23/2038) (1)	9,975,000	11,648,551
4.900%, 02/01/2046 (Callable 08/01/2045) (1)	70,275,000	78,155,979
Antofagasta PLC,
2.375%, 10/14/2030 (Callable 07/14/2030) (1)(2)	6,000,000	5,310,060
AP Moller - Maersk A/S:
3.875%, 09/28/2025 (Callable 06/28/2025) (1)(2)	18,140,000	18,472,395
4.500%, 06/20/2029 (Callable 03/20/2029) (1)(2)	20,575,000	21,712,197
AptarGroup, Inc.,
3.600%, 03/15/2032 (Callable 12/15/2031)	7,500,000	7,266,483
Aramark Services, Inc.,
5.000%, 02/01/2028 (Callable 02/01/2023) (2)	1,000,000	970,000
ArcelorMittal:
6.125%, 06/01/2025 (1)	6,078,000	6,479,499
4.550%, 03/11/2026 (1)	30,930,000	31,688,865
4.250%, 07/16/2029 (1)	15,000,000	15,231,276
7.000%, 10/15/2039 (1)	11,096,000	13,023,930
Arcosa, Inc.,
4.375%, 04/15/2029 (Callable 04/15/2024) (2)	3,000,000	2,846,250
Ardagh Metal Packaging S.A.,
3.250%, 09/01/2028 (Callable 05/15/2024) (1)(2)	500,000	453,750
Arrow Electronics, Inc.,
3.250%, 09/08/2024 (Callable 07/08/2024)	15,000,000	15,027,089
Ashtead Capital, Inc.:
4.000%, 05/01/2028 (Callable 05/01/2023) (1)(2)	9,000,000	8,869,627
2.450%, 08/12/2031 (Callable 05/12/2031) (1)(2)	23,840,000	20,978,156
AT&T, Inc.:
4.300%, 02/15/2030 (Callable 11/15/2029)	10,980,000	11,601,203
2.550%, 12/01/2033 (Callable 09/01/2033)	14,329,000	12,730,520
5.250%, 03/01/2037 (Callable 09/01/2036)	7,125,000	8,098,999
4.650%, 06/01/2044 (Callable 12/01/2043)	9,700,000	10,105,355
3.550%, 09/15/2055 (Callable 03/15/2055)	40,029,000	35,304,226
3.800%, 12/01/2057 (Callable 06/01/2057)	25,315,000	23,095,887
3.650%, 09/15/2059 (Callable 03/15/2059)	31,734,000	27,828,579
Avery Dennison Corp.,
2.650%, 04/30/2030 (Callable 02/01/2030)	10,175,000	9,446,519
Ball Corp.:
5.250%, 07/01/2025	21,675,000	22,964,662
4.875%, 03/15/2026 (Callable 12/15/2025)	23,125,000	23,946,863
2.875%, 08/15/2030 (Callable 05/15/2030)	5,000,000	4,482,725
3.125%, 09/15/2031 (Callable 06/15/2031)	25,000,000	22,342,500
Bayer US Finance II LLC:
4.250%, 12/15/2025 (Callable 10/15/2025) (1)(2)	25,000,000	25,419,630
4.625%, 06/25/2038 (Callable 12/25/2037) (1)(2)	12,000,000	12,449,126
4.400%, 07/15/2044 (Callable 01/15/2044) (1)(2)	5,125,000	4,982,359
Beam Suntory, Inc.,
3.250%, 06/15/2023 (Callable 03/17/2023) (1)	10,960,000	11,020,200
Becton Dickinson and Co.:
3.363%, 06/06/2024 (Callable 04/06/2024)	4,531,000	4,568,725
3.734%, 12/15/2024 (Callable 09/15/2024)	2,528,000	2,568,932
4.875%, 05/15/2044 (Callable 11/15/2043)	5,455,000	5,868,135
Berry Global, Inc.,
4.875%, 07/15/2026 (Callable 07/15/2022) (2)	28,000,000	28,280,000
Bimbo Bakeries USA, Inc.,
4.000%, 05/17/2051 (Callable 11/17/2050) (1)(2)	5,000,000	4,665,616
Boardwalk Pipelines LP:
4.950%, 12/15/2024 (Callable 09/15/2024)	17,475,000	18,047,333
5.950%, 06/01/2026 (Callable 03/01/2026)	26,406,000	28,508,743
4.800%, 05/03/2029 (Callable 02/03/2029)	28,916,000	29,904,644
3.600%, 09/01/2032 (Callable 06/01/2032)	15,000,000	14,300,663
Boeing Co.:
2.196%, 02/04/2026 (Callable 02/04/2023)	25,550,000	24,155,391
5.150%, 05/01/2030 (Callable 02/01/2030)	26,000,000	27,727,903
Bon Secours Mercy Health, Inc.,
3.464%, 06/01/2030 (Callable 12/01/2029)	16,330,000	16,404,715
Booz Allen Hamilton, Inc.:
3.875%, 09/01/2028 (Callable 09/01/2023) (2)	1,000,000	965,290
4.000%, 07/01/2029 (Callable 07/01/2024) (2)	500,000	488,220
Boral Finance Pty Ltd.,
3.750%, 05/01/2028 (Callable 02/01/2028) (1)(2)	5,550,000	5,417,369
BorgWarner, Inc.,
5.000%, 10/01/2025 (2)	10,000,000	10,491,721
Bristol-Myers Squibb Co.,
3.700%, 03/15/2052 (Callable 09/15/2051)	6,425,000	6,456,734
British Telecommunications PLC,
9.625%, 12/15/2030 (1)	19,000,000	25,922,903
Broadcom, Inc.:
3.625%, 10/15/2024 (Callable 09/15/2024)	26,800,000	27,151,360
4.700%, 04/15/2025 (Callable 03/15/2025)	18,300,000	18,991,513
3.150%, 11/15/2025 (Callable 10/15/2025)	7,150,000	7,092,033
4.250%, 04/15/2026 (Callable 02/15/2026)	30,400,000	31,157,681
4.000%, 04/15/2029 (2)(8)	4,000,000	3,998,040
5.000%, 04/15/2030 (Callable 01/15/2030)	11,000,000	11,692,930
4.150%, 11/15/2030 (Callable 08/15/2030)	10,000,000	10,134,889
2.450%, 02/15/2031 (Callable 11/15/2030) (2)	7,250,000	6,467,566
4.150%, 04/15/2032 (2)(8)	22,000,000	21,985,900
3.137%, 11/15/2035 (Callable 08/15/2035) (2)	13,250,000	11,674,478
3.500%, 02/15/2041 (Callable 08/15/2040) (2)	16,000,000	14,248,450
Bunge Limited Finance Corp.:
3.250%, 08/15/2026 (Callable 05/15/2026)	13,188,000	13,120,992
3.750%, 09/25/2027 (Callable 06/25/2027)	23,800,000	23,924,791
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045 (Callable 10/01/2044)	3,100,000	3,281,106
Cameron LNG LLC,
3.701%, 01/15/2039 (Callable 07/15/2038) (2)	15,000,000	14,443,985
Canpack SA / Canpack US LLC,
3.875%, 11/15/2029 (Callable 11/15/2024) (1)(2)	15,000,000	13,131,150
Carlisle Companies, Inc.:
3.750%, 12/01/2027 (Callable 09/01/2027)	4,600,000	4,669,454
2.750%, 03/01/2030 (Callable 12/01/2029)	21,832,000	20,345,181
Carrier Global Corp.:
2.493%, 02/15/2027 (Callable 12/15/2026)	12,845,000	12,240,136
2.700%, 02/15/2031 (Callable 11/15/2030)	14,700,000	13,717,325
3.577%, 04/05/2050 (Callable 10/05/2049)	3,050,000	2,790,904
CCL Industries, Inc.,
3.050%, 06/01/2030 (Callable 03/01/2030) (1)(2)	19,725,000	18,518,778
CDW LLC / CDW Finance Corp.,
3.569%, 12/01/2031 (Callable 09/01/2031)	15,000,000	13,896,750
Cellnex Finance Co.,
3.875%, 07/07/2041 (Callable 04/07/2041) (1)(2)	21,000,000	17,058,720
CF Industries, Inc.:
3.450%, 06/01/2023	16,614,000	16,846,596
5.375%, 03/15/2044	10,922,000	12,280,787
Charles River Laboratories International, Inc.,
4.000%, 03/15/2031 (Callable 03/15/2026) (2)	3,000,000	2,816,250
Charter Communications Operating LLC:
4.908%, 07/23/2025 (Callable 04/23/2025)	63,550,000	65,902,057
3.750%, 02/15/2028 (Callable 11/15/2027)	5,000,000	4,937,310
4.400%, 04/01/2033 (Callable 01/01/2033)	5,000,000	4,985,212
6.384%, 10/23/2035 (Callable 04/23/2035)	32,905,000	37,173,807
5.375%, 04/01/2038 (Callable 10/01/2037)	6,000,000	6,162,989
3.700%, 04/01/2051 (Callable 10/01/2050)	6,700,000	5,521,460
3.850%, 04/01/2061 (Callable 10/01/2060)	12,075,000	9,707,817
4.400%, 12/01/2061 (Callable 06/01/2061)	10,000,000	8,704,744
Cheniere Corpus Christi Holdings LLC:
7.000%, 06/30/2024 (Callable 01/01/2024)	4,269,000	4,542,371
5.875%, 03/31/2025 (Callable 10/02/2024)	5,005,000	5,282,441
5.125%, 06/30/2027 (Callable 01/01/2027)	11,397,000	12,148,373
Cia Cervecerias Unidas SA,
3.350%, 01/19/2032 (Callable 10/19/2031) (1)(2)	20,000,000	19,007,800
Cigna Corp.:
4.500%, 02/25/2026 (Callable 11/27/2025)	5,725,000	5,988,710
2.400%, 03/15/2030 (Callable 12/15/2029)	9,850,000	9,102,731
4.800%, 08/15/2038 (Callable 02/15/2038)	7,600,000	8,319,304
CK Hutchison International Ltd.:
2.875%, 04/05/2022 (1)(2)	7,475,000	7,475,449
2.500%, 04/15/2031 (Callable 01/15/2031) (1)(2)	10,000,000	9,223,807
Clean Harbors, Inc.,
5.125%, 07/15/2029 (Callable 07/15/2024) (2)	100,000	100,375
CNH Industrial Capital LLC:
4.200%, 01/15/2024 (1)	15,000,000	15,297,784
1.875%, 01/15/2026 (Callable 12/15/2025) (1)	14,250,000	13,490,697
CNH Industrial NV:
4.500%, 08/15/2023 (1)	16,168,000	16,498,870
3.850%, 11/15/2027 (Callable 08/15/2027) (1)	26,114,000	26,210,686
Columbia Pipeline Group, Inc.:
4.500%, 06/01/2025 (Callable 03/01/2025) (1)	14,135,000	14,586,419
5.800%, 06/01/2045 (Callable 12/01/2044) (1)	4,733,000	5,566,993
Comcast Corp.:
4.250%, 01/15/2033	6,500,000	7,020,719
4.400%, 08/15/2035 (Callable 02/15/2035)	13,575,000	14,667,469
3.200%, 07/15/2036 (Callable 01/15/2036)	15,000,000	14,350,673
2.937%, 11/01/2056 (Callable 05/01/2056) (2)	2,622,000	2,164,522
2.987%, 11/01/2063 (Callable 05/01/2063) (2)	10,984,000	8,988,490
CommonSpirit Health:
2.760%, 10/01/2024 (Callable 07/01/2024)	7,500,000	7,440,991
2.782%, 10/01/2030 (Callable 04/01/2030)	20,400,000	19,011,680
Conagra Brands, Inc.,
5.300%, 11/01/2038 (Callable 05/01/2038)	6,625,000	7,283,013
ConocoPhillips Canada Funding Co. I,
5.950%, 10/15/2036	845,000	1,025,256
Constellation Brands, Inc.,
4.750%, 12/01/2025	1,000,000	1,040,861
Corning, Inc.,
4.375%, 11/15/2057 (Callable 05/15/2057)	10,000,000	10,106,124
Cox Communications, Inc.:
3.850%, 02/01/2025 (Callable 11/01/2024) (2)	2,875,000	2,906,104
4.800%, 02/01/2035 (Callable 08/01/2034) (2)	4,450,000	4,679,232
4.700%, 12/15/2042 (2)	1,670,000	1,730,578
3.600%, 06/15/2051 (Callable 12/15/2050) (2)	22,900,000	20,376,514
CSX Corp.:
6.220%, 04/30/2040	475,000	607,562
4.650%, 03/01/2068 (Callable 09/01/2067)	9,000,000	9,851,292
CVS Health Corp.:
3.875%, 07/20/2025 (Callable 04/20/2025)	2,302,000	2,348,305
3.250%, 08/15/2029 (Callable 05/15/2029)	11,800,000	11,650,760
4.780%, 03/25/2038 (Callable 09/25/2037)	35,075,000	38,331,298
5.050%, 03/25/2048 (Callable 09/25/2047)	32,600,000	36,919,206
CVS Pass-Through Trust,
7.507%, 01/10/2032 (2)	3,370,748	3,922,016
Danone SA,
2.589%, 11/02/2023 (Callable 09/02/2023) (1)(2)	10,000,000	9,988,302
DCP Midstream LLC:
5.375%, 07/15/2025 (Callable 04/15/2025)	3,000,000	3,093,330
5.625%, 07/15/2027 (Callable 04/15/2027)	17,000,000	17,822,460
5.125%, 05/15/2029 (Callable 02/15/2029)	8,000,000	8,227,920
3.250%, 02/15/2032 (Callable 08/15/2031)	10,000,000	9,000,000
Dell International LLC / EMC Corp.:
5.450%, 06/15/2023 (Callable 04/15/2023)	11,140,000	11,475,791
5.850%, 07/15/2025 (Callable 06/15/2025)	5,000,000	5,336,666
6.020%, 06/15/2026 (Callable 03/15/2026)	37,004,000	40,083,794
4.900%, 10/01/2026 (Callable 08/01/2026)	8,395,000	8,805,471
3.450%, 12/15/2051 (Callable 06/15/2051) (2)	20,000,000	16,247,794
Dentsply Sirona,
3.250%, 06/01/2030 (Callable 03/01/2030)	46,120,000	44,439,830
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 (1)	28,015,000	37,552,369
Dignity Health,
5.267%, 11/01/2064	7,625,000	8,889,444
DISH DBS Corp.,
5.000%, 03/15/2023	2,500,000	2,508,850
Dominion Gas Holdings LLC,
3.600%, 12/15/2024 (Callable 09/15/2024)	4,067,000	4,105,090
DuPont de Nemours, Inc.:
4.493%, 11/15/2025 (Callable 09/15/2025)	9,275,000	9,646,448
5.319%, 11/15/2038 (Callable 05/15/2038)	17,350,000	19,927,306
DXC Technology Co.:
1.800%, 09/15/2026 (Callable 08/15/2026)	21,000,000	19,249,846
2.375%, 09/15/2028 (Callable 07/15/2028)	60,000,000	54,200,565
Eagle Materials, Inc.,
2.500%, 07/01/2031 (Callable 04/01/2031)	15,000,000	13,323,339
Eastern Gas Transmission and Storage, Inc.,
3.600%, 12/15/2024 (Callable 09/15/2024) (2)	2,033,000	2,052,040
Eaton Corp.,
4.000%, 11/02/2032	3,660,000	3,838,044
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023 (Callable 02/04/2023)	4,000,000	4,017,517
Element Fleet Management Corp.,
3.850%, 06/15/2025 (Callable 05/15/2025) (1)(2)	23,000,000	23,021,036
Enbridge Energy Partners LP:
7.500%, 04/15/2038 (1)	4,500,000	5,997,078
7.375%, 10/15/2045 (Callable 04/15/2045) (1)	23,298,000	32,306,199
Energy Transfer LP:
3.450%, 01/15/2023 (Callable 10/15/2022)	2,000,000	2,011,389
4.250%, 03/15/2023 (Callable 12/15/2022)	10,000,000	10,108,918
5.875%, 01/15/2024 (Callable 10/15/2023)	15,000,000	15,627,152
4.400%, 03/15/2027 (Callable 12/15/2026)	15,000,000	15,250,396
5.500%, 06/01/2027 (Callable 03/01/2027)	4,653,000	5,000,296
4.950%, 05/15/2028 (Callable 02/15/2028)	1,620,000	1,677,751
4.950%, 06/15/2028 (Callable 03/15/2028)	4,693,000	4,928,770
5.250%, 04/15/2029 (Callable 01/15/2029)	18,925,000	20,194,992
4.150%, 09/15/2029 (Callable 06/15/2029)	16,585,000	16,634,011
6.625%, 10/15/2036	3,575,000	4,022,751
6.500%, 02/01/2042 (Callable 08/01/2041)	18,727,000	21,523,591
6.100%, 02/15/2042	1,000,000	1,089,112
5.950%, 10/01/2043 (Callable 04/01/2043)	2,702,000	2,883,742
6.000%, 06/15/2048 (Callable 12/15/2047)	5,000,000	5,542,485
Energy Transfer Partners LP:
4.200%, 04/15/2027 (Callable 01/15/2027)	8,650,000	8,807,450
5.150%, 03/15/2045 (Callable 09/15/2044)	5,000,000	5,045,891
Eni SpA,
4.250%, 05/09/2029 (Callable 02/09/2029) (1)(2)	18,250,000	18,811,730
EnLink Midstream Partners LP,
4.400%, 04/01/2024 (Callable 01/01/2024)	23,605,000	23,913,206
Enterprise Products Operating LLC:
3.350%, 03/15/2023 (Callable 12/15/2022)	10,000,000	10,074,627
3.950%, 01/31/2060 (Callable 07/31/2059)	14,475,000	13,457,387
EQT Corp.:
6.625%, 02/01/2025 (Callable 01/01/2025)	10,000,000	10,562,650
5.000%, 01/15/2029 (Callable 07/15/2028)	1,000,000	1,032,340
3.625%, 05/15/2031 (Callable 05/15/2030) (2)	100,000	95,500
EQT Midstream Partners LP:
4.750%, 07/15/2023 (Callable 06/15/2023)	7,409,000	7,464,568
4.125%, 12/01/2026 (Callable 09/01/2026)	14,750,000	14,160,442
Equinix, Inc.:
2.625%, 11/18/2024 (Callable 10/18/2024)	8,000,000	7,885,610
3.200%, 11/18/2029 (Callable 08/18/2029)	15,000,000	14,354,942
Exxon Mobil Corp.,
2.992%, 03/19/2025 (Callable 02/19/2025)	35,000,000	35,156,495
FedEx Corp.:
3.900%, 02/01/2035	7,000,000	6,959,851
4.950%, 10/17/2048 (Callable 04/17/2048)	13,500,000	14,993,943
Ferguson Finance PLC,
4.500%, 10/24/2028 (Callable 07/24/2028) (2)	37,052,000	38,172,920
Fiserv, Inc.:
3.850%, 06/01/2025 (Callable 03/01/2025)	11,720,000	11,839,384
3.200%, 07/01/2026 (Callable 05/01/2026)	6,400,000	6,366,783
3.500%, 07/01/2029 (Callable 04/01/2029)	8,810,000	8,671,616
4.400%, 07/01/2049 (Callable 01/01/2049)	12,500,000	12,906,841
Flex Intermediate Holdco LLC,
3.363%, 06/30/2031 (Callable 12/30/2030) (2)	30,000,000	27,872,820
Flex Ltd.:
3.750%, 02/01/2026 (Callable 01/01/2026)	28,300,000	28,296,542
4.875%, 05/12/2030 (Callable 02/12/2030)	17,550,000	18,331,575
Florida Gas Transmission Co. LLC,
3.875%, 07/15/2022 (Callable 05/02/2022) (2)	3,000,000	3,005,563
Flowserve Corp.:
3.500%, 10/01/2030 (Callable 07/01/2030)	7,075,000	6,700,422
2.800%, 01/15/2032 (Callable 10/15/2031)	5,000,000	4,422,290
FMG Resources Pty Ltd.:
5.125%, 05/15/2024 (Callable 02/15/2024) (1)(2)	2,045,000	2,084,162
4.375%, 04/01/2031 (Callable 01/01/2031) (1)(2)	1,000,000	945,900
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 (1)	11,700,000	11,722,932
4.375%, 05/10/2043 (1)	2,000,000	2,096,780
3.500%, 01/16/2050 (Callable 07/16/2049) (1)	11,625,000	10,751,730
Ford Motor Credit Co. LLC:
2.979%, 08/03/2022 (Callable 07/03/2022)	20,000,000	20,000,000
4.250%, 09/20/2022	4,459,000	4,486,467
4.140%, 02/15/2023 (Callable 01/15/2023)	10,000,000	10,066,800
5.584%, 03/18/2024 (Callable 02/18/2024)	29,367,000	30,204,841
3.664%, 09/08/2024	34,000,000	33,589,960
4.063%, 11/01/2024 (Callable 10/01/2024)	7,000,000	6,978,930
2.300%, 02/10/2025 (Callable 01/10/2025)	30,000,000	28,476,525
3.375%, 11/13/2025 (Callable 10/13/2025)	30,000,000	29,323,350
2.700%, 08/10/2026 (Callable 07/10/2026)	15,000,000	13,950,150
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029 (Callable 06/15/2029)	14,000,000	13,472,308
Freeport-McMoRan, Inc.:
3.875%, 03/15/2023 (Callable 12/15/2022)	38,916,000	39,344,076
5.000%, 09/01/2027 (Callable 09/01/2022)	12,000,000	12,320,760
4.125%, 03/01/2028 (Callable 03/01/2023)	11,550,000	11,538,104
4.375%, 08/01/2028 (Callable 08/01/2023)	6,545,000	6,575,303
5.250%, 09/01/2029 (Callable 09/01/2024)	14,415,000	15,101,010
4.250%, 03/01/2030 (Callable 03/01/2025)	29,799,000	29,997,759
4.625%, 08/01/2030 (Callable 08/01/2025)	3,000,000	3,067,500
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (Callable 07/17/2024) (1)(2)	8,075,000	8,335,304
Fresenius Medical Care US Finance III, Inc.:
3.750%, 06/15/2029 (Callable 03/15/2029) (1)(2)	34,130,000	33,660,590
2.375%, 02/16/2031 (Callable 11/16/2030) (1)(2)	32,300,000	28,112,550
3.000%, 12/01/2031 (Callable 09/01/2031) (1)(2)	13,625,000	12,355,635
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (Callable 10/17/2022) (1)(2)	33,385,000	33,776,715
GE Capital International Funding Co. Unlimited Co.,
4.418%, 11/15/2035	43,701,000	46,925,632
General Motors Co.,
6.125%, 10/01/2025 (Callable 09/01/2025)	16,250,000	17,444,723
General Motors Financial Co., Inc.:
4.150%, 06/19/2023 (Callable 05/19/2023)	3,375,000	3,424,045
5.100%, 01/17/2024 (Callable 12/17/2023)	18,750,000	19,384,894
2.900%, 02/26/2025 (Callable 01/26/2025)	17,725,000	17,313,258
1.250%, 01/08/2026 (Callable 12/08/2025)	18,125,000	16,585,597
2.350%, 02/26/2027 (Callable 01/26/2027)	10,900,000	10,165,391
Genpact Luxembourg Sarl:
3.700%, 04/01/2022	43,005,000	43,005,000
3.375%, 12/01/2024 (Callable 11/01/2024)	36,370,000	36,242,833
Genpact Luxembourg SARL,
1.750%, 04/10/2026 (Callable 03/10/2026)	29,775,000	27,600,264
Glencore Finance (Canada) Ltd.:
4.250%, 10/25/2022 (1)(2)	7,000,000	7,044,520
6.000%, 11/15/2041 (1)(2)	9,400,000	10,961,197
5.550%, 10/25/2042 (1)(2)	3,543,000	3,919,149
Glencore Funding LLC:
4.125%, 05/30/2023 (1)(2)	16,940,000	17,209,685
4.625%, 04/29/2024 (1)(2)	29,230,000	29,925,761
4.000%, 03/27/2027 (Callable 12/27/2026) (1)(2)	17,000,000	17,052,113
4.875%, 03/12/2029 (Callable 12/12/2028) (1)(2)	18,000,000	18,941,532
2.500%, 09/01/2030 (Callable 06/01/2030) (1)(2)	5,615,000	5,024,540
3.875%, 04/27/2051 (Callable 10/27/2050) (1)(2)	7,500,000	6,935,773
3.375%, 09/23/2051 (Callable 03/23/2051) (1)(2)	4,000,000	3,363,266
Global Payments, Inc.:
4.000%, 06/01/2023 (Callable 05/01/2023)	10,775,000	10,910,527
4.800%, 04/01/2026 (Callable 01/01/2026)	10,035,000	10,534,467
2.900%, 05/15/2030 (Callable 02/15/2030)	5,000,000	4,614,714
Grand Canyon University,
4.125%, 10/01/2024	30,000,000	29,625,000
Graphic Packaging International LLC:
3.500%, 03/15/2028 (2)	5,000,000	4,700,000
3.500%, 03/01/2029 (Callable 09/01/2028) (2)	5,000,000	4,600,000
Gray Oak Pipeline LLC,
2.600%, 10/15/2025 (Callable 09/15/2025) (2)	15,000,000	14,391,117
Grupo Bimbo SAB de CV:
3.875%, 06/27/2024 (1)(2)	21,501,000	21,950,085
4.875%, 06/27/2044 (1)(2)	9,575,000	9,859,051
4.700%, 11/10/2047 (Callable 05/10/2047) (1)(2)	25,671,000	26,258,956
4.000%, 09/06/2049 (1)(2)	19,500,000	18,176,446
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (Callable 06/15/2025) (2)	10,000,000	10,300,592
GYP Holdings III Corp.,
4.625%, 05/01/2029 (Callable 05/01/2024) (2)	2,500,000	2,315,025
HB Fuller Co.,
4.000%, 02/15/2027 (Callable 11/15/2026)	6,725,000	6,624,125
HCA, Inc.:
5.000%, 03/15/2024	10,366,000	10,745,007
5.375%, 02/01/2025	25,300,000	26,324,650
5.250%, 04/15/2025	19,200,000	20,213,978
5.375%, 09/01/2026 (Callable 03/01/2026)	1,000,000	1,050,000
4.500%, 02/15/2027 (Callable 08/15/2026)	16,500,000	17,041,948
5.875%, 02/01/2029 (Callable 08/01/2028)	8,500,000	9,292,200
3.500%, 09/01/2030 (Callable 03/01/2030)	5,000,000	4,830,319
4.375%, 03/15/2042 (Callable 09/15/2041) (2)	3,900,000	3,845,307
3.500%, 07/15/2051 (Callable 01/15/2051)	12,475,000	10,816,856
Hewlett Packard Enterprise Co.,
4.450%, 10/02/2023 (Callable 09/02/2023)	12,575,000	12,879,467
Hexcel Corp.:
4.950%, 08/15/2025 (Callable 05/15/2025)	8,303,000	8,417,076
4.200%, 02/15/2027 (Callable 11/15/2026)	19,000,000	19,109,118
Hologic, Inc.,
3.250%, 02/15/2029 (Callable 09/28/2023) (2)	21,238,000	19,831,407
HP, Inc.:
2.200%, 06/17/2025 (Callable 05/17/2025)	10,000,000	9,644,283
3.000%, 06/17/2027 (Callable 04/17/2027)	25,000,000	24,321,079
Huntington Ingalls Industries, Inc.:
3.844%, 05/01/2025 (Callable 04/01/2025)	10,000,000	10,106,820
2.043%, 08/16/2028 (Callable 06/16/2028) (2)	12,000,000	10,847,791
Huntsman International LLC,
2.950%, 06/15/2031 (Callable 03/15/2031)	4,900,000	4,531,459
Husky Energy, Inc.,
4.400%, 04/15/2029 (Callable 01/15/2029) (1)	15,000,000	15,567,505
Hutchison Whampoa International Ltd.,
3.250%, 11/08/2022 (1)(2)	4,625,000	4,647,339
Hyundai Capital America:
3.100%, 04/05/2022 (1)(2)	2,000,000	2,000,059
2.850%, 11/01/2022 (1)(2)	5,225,000	5,241,124
2.375%, 02/10/2023 (1)(2)	20,000,000	19,934,753
1.250%, 09/18/2023 (1)(2)	14,125,000	13,740,676
3.400%, 06/20/2024 (1)(2)	16,850,000	16,817,584
1.300%, 01/08/2026 (Callable 12/08/2025) (1)(2)	10,000,000	9,160,326
1.650%, 09/17/2026 (Callable 08/17/2026) (1)(2)	30,000,000	27,344,896
Infor, Inc.,
1.750%, 07/15/2025 (Callable 06/15/2025) (2)	8,375,000	7,874,188
Ingersoll-Rand Global Holding Co. Ltd.,
5.750%, 06/15/2043	4,126,000	5,050,068
Ingersoll-Rand Luxembourg Finance SA,
4.650%, 11/01/2044 (Callable 05/01/2044)	1,300,000	1,399,053
Ingredion, Inc.,
2.900%, 06/01/2030 (Callable 03/01/2030)	28,000,000	26,363,806
International Business Machines Corp.,
4.150%, 05/15/2039	13,000,000	13,639,699
International Flavors & Fragrances, Inc.:
5.000%, 09/26/2048 (Callable 03/26/2048)	10,000,000	10,968,044
3.468%, 12/01/2050 (Callable 06/01/2050) (2)	8,000,000	7,056,599
Iron Mountain, Inc.:
5.250%, 03/15/2028 (Callable 12/27/2022) (2)	20,303,000	20,030,940
5.000%, 07/15/2028 (Callable 07/15/2023) (2)	4,000,000	3,899,480
4.500%, 02/15/2031 (Callable 02/15/2026) (2)	10,000,000	9,235,100
JAB Holdings BV,
3.750%, 05/28/2051 (Callable 11/28/2050) (1)(2)	8,600,000	7,910,276
JBS Finance Luxembourg Sarl:
2.500%, 01/15/2027 (Callable 12/15/2026) (2)	15,000,000	13,931,400
3.625%, 01/15/2032 (Callable 01/15/2027) (2)	7,000,000	6,405,070
JBS USA Lux SA / JBS USA Food Co. / JBS USA Finance, Inc.:
3.750%, 12/01/2031 (Callable 12/01/2026) (2)	13,000,000	12,067,055
4.375%, 02/02/2052 (Callable 08/02/2051) (2)	7,825,000	6,806,838
JM Smucker Co.:
2.375%, 03/15/2030 (Callable 12/15/2029)	5,000,000	4,579,946
3.550%, 03/15/2050 (Callable 09/15/2049)	3,350,000	3,028,391
Kansas City Southern:
4.700%, 05/01/2048 (Callable 11/01/2047) (1)	12,000,000	13,244,682
3.500%, 05/01/2050 (Callable 11/01/2049) (1)	13,000,000	12,141,127
Kennametal, Inc.,
4.625%, 06/15/2028 (Callable 03/15/2028)	7,900,000	8,198,285
Kerry Group Financial Services Unlimited Co.,
3.200%, 04/09/2023 (Callable 01/09/2023) (1)(2)	18,500,000	18,613,345
Keurig Dr Pepper, Inc.,
4.417%, 05/25/2025 (Callable 03/25/2025)	7,000,000	7,233,729
Keysight Technologies, Inc.:
4.550%, 10/30/2024 (Callable 07/30/2024)	7,283,000	7,483,662
4.600%, 04/06/2027 (Callable 01/06/2027)	50,189,000	52,596,826
Kinder Morgan Energy Partners LP:
7.300%, 08/15/2033	1,675,000	2,077,849
6.500%, 02/01/2037	6,785,000	7,933,164
6.950%, 01/15/2038	14,755,000	18,452,009
7.500%, 11/15/2040	27,248,000	35,400,435
Kinder Morgan, Inc.:
8.050%, 10/15/2030	15,384,000	19,164,299
7.800%, 08/01/2031	16,174,000	20,678,034
Kinross Gold Corp.,
6.875%, 09/01/2041 (Callable 03/01/2041) (1)	5,500,000	6,123,115
Kraft Heinz Foods Co.:
6.750%, 03/15/2032	10,000,000	12,050,000
5.000%, 07/15/2035 (Callable 01/15/2035)	5,311,000	5,661,685
5.000%, 06/04/2042	5,000,000	5,340,500
Kyndryl Holdings, Inc.:
2.050%, 10/15/2026 (Callable 09/15/2026) (2)	18,100,000	16,159,019
2.700%, 10/15/2028 (Callable 08/15/2028) (2)	7,939,000	6,868,773
Lafarge SA,
7.125%, 07/15/2036 (1)	1,500,000	1,947,987
LafargeHolcim Finance US LLC,
3.500%, 09/22/2026 (Callable 06/22/2026) (1)(2)	12,565,000	12,635,302
Lear Corp.:
3.800%, 09/15/2027 (Callable 06/15/2027)	3,167,000	3,169,626
3.500%, 05/30/2030 (Callable 02/28/2030)	15,000,000	14,360,428
Leidos Holdings, Inc.,
5.950%, 12/01/2040 (Callable 06/04/2040)	2,000,000	2,113,583
Leidos, Inc.:
4.375%, 05/15/2030 (Callable 02/15/2030)	46,222,000	46,737,606
2.300%, 02/15/2031 (Callable 11/15/2030)	7,500,000	6,501,375
Lennox International, Inc.,
3.000%, 11/15/2023 (Callable 09/15/2023)	10,000,000	10,011,144
Louisiana-Pacific Corp.,
3.625%, 03/15/2029 (Callable 03/15/2024) (2)	25,000,000	23,130,750
Lundin Energy Finance BV:
2.000%, 07/15/2026 (Callable 06/15/2026) (1)(2)	10,000,000	9,311,672
3.100%, 07/15/2031 (Callable 04/15/2031) (1)(2)	20,958,000	19,408,820
Magallanes, Inc.,
4.279%, 03/15/2032 (Callable 12/15/2031) (2)	9,550,000	9,592,485
Magellan Midstream Partners LP:
5.000%, 03/01/2026 (Callable 12/01/2025)	10,000,000	10,533,708
4.200%, 03/15/2045 (Callable 09/15/2044)	8,770,000	7,973,469
Magna International, Inc.,
2.450%, 06/15/2030 (Callable 03/15/2030) (1)	10,000,000	9,212,900
Marathon Petroleum Corp.:
3.625%, 09/15/2024 (Callable 06/15/2024)	2,500,000	2,518,340
4.700%, 05/01/2025 (Callable 04/01/2025)	15,000,000	15,587,602
5.125%, 12/15/2026 (Callable 09/15/2026)	3,000,000	3,192,370
4.750%, 09/15/2044 (Callable 03/15/2044)	3,985,000	4,051,971
Martin Marietta Materials, Inc.:
2.500%, 03/15/2030 (Callable 12/15/2029)	5,000,000	4,565,093
6.250%, 05/01/2037	450,000	521,850
Masco Corp.,
6.500%, 08/15/2032	15,834,000	18,659,422
MasTec, Inc.,
4.500%, 08/15/2028 (Callable 08/15/2023) (2)	12,948,000	12,828,530
Microchip Technology, Inc.:
4.333%, 06/01/2023 (Callable 05/01/2023)	32,298,000	32,805,203
2.670%, 09/01/2023	25,000,000	24,916,268
4.250%, 09/01/2025 (Callable 09/01/2022)	4,000,000	4,047,744
Microsoft Corp.,
4.200%, 11/03/2035 (Callable 05/03/2035)	5,650,000	6,306,752
Midwest Connector Capital Co. LLC:
3.900%, 04/01/2024 (Callable 03/01/2024) (2)	13,695,000	13,737,917
4.625%, 04/01/2029 (Callable 01/01/2029) (2)	12,000,000	12,126,674
Minera Mexico SA de CV,
4.500%, 01/26/2050 (Callable 07/26/2049) (1)(2)	8,000,000	7,493,120
Mohawk Industries, Inc.,
3.625%, 05/15/2030 (Callable 02/15/2030)	5,000,000	4,910,960
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (Callable 01/15/2025) (2)	8,250,000	8,387,162
Molson Coors Beverage Co.,
3.000%, 07/15/2026 (Callable 04/15/2026)	23,888,000	23,589,739
Mosaic Co.,
5.450%, 11/15/2033 (Callable 05/15/2033)	16,101,000	18,520,778
MPLX LP:
3.500%, 12/01/2022 (Callable 11/01/2022)	8,600,000	8,668,460
4.000%, 02/15/2025 (Callable 11/15/2024)	13,125,000	13,329,154
4.875%, 06/01/2025 (Callable 03/01/2025)	19,150,000	19,839,424
1.750%, 03/01/2026 (Callable 02/01/2026)	20,000,000	18,740,587
4.250%, 12/01/2027 (Callable 09/01/2027)	6,519,000	6,732,598
5.500%, 02/15/2049 (Callable 08/15/2048)	8,825,000	9,773,948
4.900%, 04/15/2058 (Callable 10/15/2057)	5,000,000	5,032,463
MSCI, Inc.:
4.000%, 11/15/2029 (Callable 11/15/2024) (2)	7,562,000	7,344,101
3.625%, 11/01/2031 (Callable 11/01/2026) (2)	10,000,000	9,412,500
Mueller Water Products, Inc.,
4.000%, 06/15/2029 (Callable 06/15/2024) (2)	500,000	473,615
Mylan NV,
3.950%, 06/15/2026 (Callable 03/15/2026)	5,000,000	4,961,670
Mylan, Inc.:
3.125%, 01/15/2023 (2)	16,800,000	16,865,873
4.200%, 11/29/2023 (Callable 08/29/2023)	4,525,000	4,598,662
4.550%, 04/15/2028 (Callable 01/15/2028)	5,000,000	5,055,167
NCL Corp. Ltd.,
3.625%, 12/15/2024 (Callable 04/11/2022) (2)	20,000,000	18,850,000
Netflix, Inc.,
5.875%, 02/15/2025	4,270,000	4,553,101
Newell Brands, Inc.:
3.850%, 04/01/2023 (Callable 02/01/2023)	40,709,000	41,107,032
4.875%, 06/01/2025 (Callable 05/01/2025)	1,500,000	1,548,353
4.700%, 04/01/2026 (Callable 01/01/2026)	15,000,000	15,093,750
NGPL PipeCo LLC,
4.875%, 08/15/2027 (Callable 02/15/2027) (2)	20,000,000	20,759,200
Nissan Motor Co. Ltd.,
4.345%, 09/17/2027 (Callable 07/17/2027) (1)(2)	10,000,000	9,853,774
Norfolk Southern Corp.,
3.050%, 05/15/2050 (Callable 11/15/2049)	18,000,000	16,033,553
North Mississippi Health Services, Inc.,
3.183%, 10/01/2051 (Callable 04/01/2051)	11,800,000	9,957,769
Nova Southeastern University, Inc.,
4.809%, 04/01/2053	4,800,000	5,058,218
Nutrien Ltd.:
4.000%, 12/15/2026 (Callable 09/15/2026) (1)	10,000,000	10,302,064
4.125%, 03/15/2035 (Callable 09/15/2034) (1)	6,550,000	6,624,966
nVent Finance Sarl,
4.550%, 04/15/2028 (Callable 01/15/2028)	32,435,000	33,394,177
NXP BV / NXP Funding LLC / NXP USA, Inc.:
4.300%, 06/18/2029 (Callable 03/18/2029) (1)(2)	9,625,000	9,935,870
2.650%, 02/15/2032 (Callable 11/15/2031) (1)(2)	15,000,000	13,519,244
Occidental Petroleum Corp.:
2.900%, 08/15/2024 (Callable 07/15/2024)	10,000,000	9,925,000
8.500%, 07/15/2027 (Callable 01/15/2027)	15,000,000	17,755,785
7.150%, 05/15/2028	7,000,000	7,840,000
7.875%, 09/15/2031	12,790,000	15,955,525
6.450%, 09/15/2036	7,125,000	8,369,631
Ochsner LSU Health System of North Louisiana,
2.510%, 05/15/2031 (Callable 11/15/2030)	10,825,000	9,530,424
ONEOK Partners LP,
3.375%, 10/01/2022 (Callable 07/01/2022)	4,007,000	4,019,354
ONEOK, Inc.,
2.750%, 09/01/2024 (Callable 08/01/2024)	8,300,000	8,248,359
Oracle Corp.:
2.800%, 04/01/2027 (Callable 02/01/2027)	46,000,000	44,027,207
3.900%, 05/15/2035 (Callable 11/15/2034)	7,425,000	6,982,342
3.850%, 07/15/2036 (Callable 01/15/2036)	7,500,000	6,903,409
4.000%, 11/15/2047 (Callable 05/15/2047)	2,565,000	2,268,408
3.950%, 03/25/2051 (Callable 09/25/2050)	5,000,000	4,371,076
Orange SA,
9.000%, 03/01/2031 (1)	33,426,000	46,425,506
Oshkosh Corp.,
3.100%, 03/01/2030 (Callable 12/01/2029)	5,000,000	4,649,713
Owens Corning:
4.200%, 12/01/2024 (Callable 09/01/2024)	10,000,000	10,226,049
3.400%, 08/15/2026 (Callable 05/15/2026)	5,000,000	5,000,099
7.000%, 12/01/2036	13,205,000	16,628,111
Pactiv LLC,
7.950%, 12/15/2025	1,338,000	1,364,760
Penske Truck Leasing Co.:
4.000%, 07/15/2025 (Callable 06/15/2025) (2)	20,000,000	20,194,336
1.200%, 11/15/2025 (Callable 10/15/2025) (2)	22,800,000	20,926,074
PerkinElmer, Inc.:
3.300%, 09/15/2029 (Callable 06/15/2029)	25,000,000	24,379,208
3.625%, 03/15/2051 (Callable 09/15/2050)	11,775,000	10,915,662
Perrigo Finance Unlimited Co.:
3.900%, 12/15/2024 (Callable 09/15/2024)	42,000,000	42,181,045
3.150%, 06/15/2030 (Callable 03/15/2030)	25,250,000	23,732,636
Phillips 66:
2.150%, 12/15/2030 (Callable 09/15/2030)	6,000,000	5,329,320
4.650%, 11/15/2034 (Callable 05/15/2034)	13,000,000	13,873,605
5.875%, 05/01/2042	5,000,000	6,162,676
4.875%, 11/15/2044 (Callable 05/15/2044)	10,000,000	11,078,705
Phillips 66 Partners LP:
3.605%, 02/15/2025 (Callable 11/15/2024)	2,000,000	2,016,475
3.150%, 12/15/2029 (Callable 09/15/2029)	12,550,000	12,104,350
4.680%, 02/15/2045 (Callable 08/15/2044)	2,000,000	2,129,428
Plains All American Pipeline LP / PAA Finance Corp.,
3.550%, 12/15/2029 (Callable 09/15/2029)	10,000,000	9,664,013
POSCO:
2.375%, 01/17/2023 (1)(2)	5,550,000	5,532,573
4.000%, 08/01/2023 (1)(2)	13,000,000	13,180,180
Premier Health Partners,
2.911%, 11/15/2026 (Callable 05/15/2026)	10,000,000	9,694,385
Quanta Services, Inc.,
2.900%, 10/01/2030 (Callable 07/01/2030)	10,000,000	9,252,153
Raytheon Technologies Corp.:
4.800%, 12/15/2043 (Callable 06/15/2043)	7,925,000	8,826,714
3.125%, 07/01/2050 (Callable 01/01/2050)	6,000,000	5,390,781
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023 (Callable 08/01/2023)	11,850,000	12,029,914
Reliance Industries Ltd.,
2.875%, 01/12/2032 (1)(2)	20,400,000	18,715,552
Reliance Steel & Aluminum Co.,
1.300%, 08/15/2025 (Callable 07/15/2025)	6,100,000	5,701,383
Republic Services, Inc.:
4.750%, 05/15/2023 (Callable 02/15/2023)	7,341,000	7,478,080
2.900%, 07/01/2026 (Callable 04/01/2026)	5,000,000	4,962,128
Roche Holdings, Inc.,
2.607%, 12/13/2051 (Callable 06/13/2051) (1)(2)	5,025,000	4,352,541
Rogers Communications, Inc.:
3.800%, 03/15/2032 (Callable 12/15/2031) (1)(2)	13,000,000	12,899,336
4.350%, 05/01/2049 (Callable 11/01/2048) (1)	10,000,000	9,749,827
Sabine Pass Liquefaction LLC:
5.875%, 06/30/2026 (Callable 12/31/2025)	55,015,000	59,475,367
5.000%, 03/15/2027 (Callable 09/15/2026)	20,300,000	21,468,553
4.500%, 05/15/2030 (Callable 11/15/2029)	10,500,000	10,980,559
Samarco Mineracao SA:
5.750%, 10/24/2023 (1)(2)(9)	5,475,000	3,681,937
5.375%, 09/26/2024 (1)(2)(9)	5,125,000	3,446,563
Santos Finance Ltd.,
3.649%, 04/29/2031 (Callable 01/29/2031) (1)(2)	15,000,000	14,016,321
Schlumberger Holdings Corp.,
3.900%, 05/17/2028 (Callable 02/17/2028) (2)	11,096,000	11,209,858
Seagate HDD Cayman,
4.875%, 03/01/2024 (Callable 01/01/2024)	24,400,000	24,888,000
Sherwin-Williams Co.,
4.500%, 06/01/2047 (Callable 12/01/2046)	5,550,000	5,877,874
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (Callable 07/23/2023) (1)	22,138,000	22,199,373
Silgan Holdings, Inc.,
4.125%, 02/01/2028 (Callable 10/01/2022)	4,000,000	3,840,000
SK Hynix, Inc.,
1.500%, 01/19/2026 (1)(2)	13,000,000	12,025,903
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	960,000	1,108,648
Smith & Nephew PLC,
2.032%, 10/14/2030 (Callable 07/14/2030) (1)	10,000,000	8,692,570
Smithfield Foods, Inc.:
5.200%, 04/01/2029 (Callable 01/01/2029) (1)(2)	16,566,000	17,379,253
2.625%, 09/13/2031 (Callable 06/13/2031) (1)(2)	18,500,000	16,244,034
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023 (1)(2)	8,093,000	8,234,627
Sodexo, Inc.,
1.634%, 04/16/2026 (Callable 03/16/2026) (1)(2)	6,725,000	6,323,298
Solvay Finance America LLC,
4.450%, 12/03/2025 (Callable 09/03/2025) (1)(2)	40,018,000	41,106,982
Southern Copper Corp.,
7.500%, 07/27/2035 (1)	19,786,000	25,477,245
Spectra Energy Partners LP,
3.500%, 03/15/2025 (Callable 12/15/2024) (1)	15,150,000	15,235,052
Standard Industries, Inc.:
4.750%, 01/15/2028 (Callable 01/15/2023) (2)	24,408,000	23,340,150
4.375%, 07/15/2030 (Callable 07/15/2025) (2)	7,000,000	6,411,685
3.375%, 01/15/2031 (Callable 07/15/2025) (2)	5,000,000	4,375,000
Stanley Black & Decker, Inc.,
4.850%, 11/15/2048 (Callable 05/15/2048)	4,175,000	4,813,941
Steel Dynamics, Inc.,
2.800%, 12/15/2024 (Callable 11/15/2024)	7,000,000	6,924,368
Stericycle, Inc.,
3.875%, 01/15/2029 (Callable 11/15/2023) (2)	1,000,000	930,000
STERIS Irish FinCo Unlimited Co.,
3.750%, 03/15/2051 (Callable 09/15/2050)	7,500,000	6,977,063
SYNNEX Corp.,
2.375%, 08/09/2028 (Callable 06/09/2028) (2)	25,000,000	22,501,743
Sysco Corp.:
5.950%, 04/01/2030 (Callable 01/01/2030)	22,570,000	26,180,547
3.150%, 12/14/2051 (Callable 06/14/2051)	9,250,000	7,888,748
Takeda Pharmaceutical Co. Ltd.,
3.175%, 07/09/2050 (Callable 01/09/2050) (1)	21,825,000	19,092,256
Targa Resources Partners LP:
6.500%, 07/15/2027 (Callable 07/15/2022)	1,000,000	1,052,130
5.000%, 01/15/2028 (Callable 01/15/2023)	28,000,000	28,377,300
4.875%, 02/01/2031 (Callable 02/01/2026)	10,500,000	10,605,000
4.000%, 01/15/2032 (Callable 07/15/2026)	14,000,000	13,467,790
TC PipeLines LP:
4.375%, 03/13/2025 (Callable 12/13/2024) (1)	26,205,000	26,818,297
3.900%, 05/25/2027 (Callable 02/25/2027) (1)	25,885,000	26,397,795
Teck Resources Ltd.,
3.900%, 07/15/2030 (Callable 04/15/2030) (1)	10,000,000	9,984,845
Telecom Italia Capital SA:
5.303%, 05/30/2024 (1)(2)	21,500,000	21,661,250
7.200%, 07/18/2036 (1)	3,175,000	3,087,687
Telefonica Emisiones SA:
4.103%, 03/08/2027 (1)	8,125,000	8,309,827
7.045%, 06/20/2036 (1)	4,925,000	6,163,317
5.213%, 03/08/2047 (1)	24,108,000	25,835,437
4.895%, 03/06/2048 (1)	9,475,000	9,797,207
5.520%, 03/01/2049 (Callable 09/01/2048) (1)	12,000,000	13,488,390
TELUS Corp.,
2.800%, 02/16/2027 (Callable 11/16/2026) (1)	13,100,000	12,815,108
Tenet Healthcare Corp.:
6.750%, 06/15/2023	1,000,000	1,041,480
4.375%, 01/15/2030 (Callable 12/01/2024) (2)	3,000,000	2,879,790
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)	24,275,000	23,946,074
3.150%, 10/01/2026 (1)	51,000,000	46,174,890
4.750%, 05/09/2027 (Callable 02/09/2027) (1)	9,000,000	8,639,550
Textron, Inc.,
3.000%, 06/01/2030 (Callable 03/01/2030)	15,000,000	14,314,610
Timken Co.:
3.875%, 09/01/2024 (Callable 06/01/2024)	18,500,000	18,614,956
4.500%, 12/15/2028 (Callable 09/15/2028)	6,025,000	6,181,857
T-Mobile USA, Inc.:
4.750%, 02/01/2028 (Callable 02/01/2023)	17,250,000	17,532,900
3.375%, 04/15/2029 (Callable 04/15/2024) (2)	5,000,000	4,755,650
3.875%, 04/15/2030 (Callable 01/15/2030)	53,473,000	53,678,290
3.500%, 04/15/2031 (Callable 04/15/2026)	60,000,000	56,458,800
4.375%, 04/15/2040 (Callable 10/15/2039)	10,000,000	10,042,430
3.600%, 11/15/2060 (Callable 05/15/2060) (2)	15,000,000	12,883,085
Toll Road Investors Partnership II LP:
0.000%, 02/15/2025 (Insured by NATL) (1)(2)	10,000,000	8,699,293
0.000%, 02/15/2027 (Insured by NATL) (1)(2)	32,855,000	25,706,160
0.000%, 02/15/2030 (Insured by NATL) (1)(2)	2,000,000	1,338,854
0.000%, 02/15/2030 (Insured by NATL) (1)(2)	2,938,000	2,074,058
0.000%, 02/15/2031 (Insured by AGM) (1)(2)	5,396,000	3,622,704
0.000%, 02/15/2036 (Insured by AGM) (1)(2)	12,500,000	6,446,673
TopBuild Corp.:
3.625%, 03/15/2029 (Callable 03/15/2024) (2)	2,500,000	2,271,875
4.125%, 02/15/2032 (Callable 10/15/2026) (2)	1,000,000	906,250
TransCanada PipeLines Ltd.,
4.750%, 05/15/2038 (Callable 11/15/2037) (1)	10,000,000	10,787,513
Transcontinental Gas Pipe Line Co. LLC,
4.450%, 08/01/2042 (Callable 02/01/2042)	2,600,000	2,648,690
TreeHouse Foods, Inc.,
4.000%, 09/01/2028 (Callable 09/01/2023)	1,500,000	1,270,088
Triton Container International Ltd.:
2.050%, 04/15/2026 (Callable 03/15/2026) (1)(2)	7,425,000	6,923,963
3.150%, 06/15/2031 (Callable 03/15/2031) (1)(2)	30,475,000	27,862,846
3.250%, 03/15/2032 (Callable 12/15/2031) (1)	10,000,000	9,211,300
TTX Co.:
4.650%, 06/15/2044 (2)	7,710,000	8,456,183
3.900%, 02/01/2045 (Callable 08/01/2044) (2)	22,325,000	22,478,543
Tyco Electronics Group SA,
7.125%, 10/01/2037 (1)	500,000	672,382
Tyson Foods, Inc.,
5.100%, 09/23/2048 (Callable 03/28/2048)	4,650,000	5,413,869
United Rentals North America, Inc.:
3.875%, 11/15/2027 (Callable 11/15/2022)	5,000,000	4,951,250
4.875%, 01/15/2028 (Callable 01/15/2023)	5,000,000	5,078,975
5.250%, 01/15/2030 (Callable 01/15/2025)	5,000,000	5,156,250
4.000%, 07/15/2030 (Callable 07/15/2025)	10,000,000	9,563,300
3.875%, 02/15/2031 (Callable 08/15/2025)	3,000,000	2,827,500
3.750%, 01/15/2032 (Callable 07/15/2026)	1,000,000	932,500
Universal Health Services, Inc.:
1.650%, 09/01/2026 (Callable 08/01/2026) (2)	16,000,000	14,676,902
2.650%, 10/15/2030 (Callable 07/15/2030) (2)	24,322,000	22,079,817
UPMC,
3.600%, 04/03/2025	47,575,000	47,905,360
Utah Acquisition Sub, Inc.,
5.250%, 06/15/2046 (Callable 12/15/2045)	4,000,000	3,954,196
Vale Canada Ltd.,
7.200%, 09/15/2032 (1)	1,600,000	1,904,352
Vale Overseas Ltd.:
6.250%, 08/10/2026 (1)	22,000,000	24,149,400
3.750%, 07/08/2030 (Callable 04/08/2030) (1)	25,339,000	24,452,135
8.250%, 01/17/2034 (1)	5,201,000	6,774,302
6.875%, 11/21/2036 (1)	27,519,000	33,195,069
6.875%, 11/10/2039 (1)	18,121,000	22,120,305
Valero Energy Corp.,
6.625%, 06/15/2037	5,000,000	6,185,044
Valero Energy Partners LP,
4.500%, 03/15/2028 (Callable 12/15/2027)	20,000,000	20,487,113
Verisk Analytics, Inc.,
4.000%, 06/15/2025 (Callable 03/15/2025)	10,000,000	10,206,211
Verizon Communications, Inc.:
3.000%, 03/22/2027 (Callable 01/22/2027)	5,000,000	4,941,585
4.500%, 08/10/2033	15,710,000	16,854,968
4.400%, 11/01/2034 (Callable 05/01/2034)	790,000	840,506
4.272%, 01/15/2036	10,793,000	11,370,298
5.250%, 03/16/2037	18,225,000	21,231,760
4.812%, 03/15/2039	38,575,000	43,623,534
4.862%, 08/21/2046	2,500,000	2,868,501
5.500%, 03/16/2047	2,500,000	3,116,396
3.700%, 03/22/2061 (Callable 09/22/2060)	11,200,000	10,374,288
Viatris, Inc.:
3.850%, 06/22/2040 (Callable 12/22/2039)	10,000,000	8,649,112
4.000%, 06/22/2050 (Callable 12/22/2049)	22,000,000	18,481,681
Viterra Finance BV:
2.000%, 04/21/2026 (Callable 03/21/2026) (1)(2)	15,000,000	13,809,670
3.200%, 04/21/2031 (Callable 01/21/2031) (1)(2)	55,139,000	50,740,889
VMware, Inc.,
1.800%, 08/15/2028 (Callable 06/15/2028)	15,000,000	13,303,599
Vodafone Group PLC:
7.875%, 02/15/2030 (1)	16,293,000	20,764,937
6.150%, 02/27/2037 (1)	13,920,000	16,673,455
4.375%, 02/19/2043 (1)	5,054,000	5,072,717
Volkswagen Group of America Finance LLC:
4.250%, 11/13/2023 (1)(2)	18,000,000	18,335,248
2.850%, 09/26/2024 (1)(2)	5,000,000	4,947,013
3.350%, 05/13/2025 (1)(2)	15,000,000	14,952,915
1.250%, 11/24/2025 (Callable 10/24/2025) (1)(2)	11,075,000	10,208,050
Vontier Corp.,
2.400%, 04/01/2028 (Callable 02/01/2028)	15,725,000	13,825,420
Vulcan Materials Co.:
4.500%, 04/01/2025 (Callable 01/01/2025)	3,000,000	3,097,511
3.500%, 06/01/2030 (Callable 03/01/2030)	11,050,000	10,959,508
4.700%, 03/01/2048 (Callable 09/01/2047)	500,000	540,235
Wabtec Corp.:
4.375%, 08/15/2023 (Callable 05/15/2023)	9,750,000	9,848,617
4.400%, 03/15/2024 (Callable 02/15/2024)	13,109,000	13,350,877
3.450%, 11/15/2026 (Callable 08/15/2026)	36,775,000	35,994,357
4.950%, 09/15/2028 (Callable 06/15/2028)	10,205,000	10,740,319
Walgreens Boots Alliance, Inc.,
3.450%, 06/01/2026 (Callable 03/01/2026)	5,957,000	5,987,268
Walt Disney Co.:
5.400%, 10/01/2043	5,000,000	6,050,263
4.750%, 09/15/2044 (Callable 03/15/2044)	1,950,000	2,203,576
Weir Group PLC,
2.200%, 05/13/2026 (Callable 04/13/2026) (1)(2)	28,748,000	26,848,471
Western Digital Corp.,
4.750%, 02/15/2026 (Callable 11/15/2025)	57,075,000	57,968,795
Western Gas Partners LP,
4.000%, 07/01/2022 (Callable 04/01/2022)	17,845,000	17,845,000
Western Midstream Operating LP,
5.750%, 02/01/2050 (Callable 08/01/2049)	10,000,000	9,750,000
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025 (Callable 05/15/2025)	14,736,000	14,385,844
WestRock MWV LLC,
8.200%, 01/15/2030	5,012,000	6,433,997
Williams Companies, Inc.:
3.700%, 01/15/2023 (Callable 10/15/2022)	44,375,000	44,657,694
7.500%, 01/15/2031	120,000	149,112
7.750%, 06/15/2031	3,500,000	4,385,446
8.750%, 03/15/2032	11,275,000	15,314,636
6.300%, 04/15/2040	1,590,000	1,916,795
5.750%, 06/24/2044 (Callable 12/24/2043)	2,500,000	2,879,330
Wipro IT Services LLC,
1.500%, 06/23/2026 (Callable 05/23/2026) (1)(2)	17,800,000	16,446,275
Woodside Finance Ltd.:
3.650%, 03/05/2025 (Callable 12/05/2024) (1)(2)	15,575,000	15,617,743
4.500%, 03/04/2029 (Callable 12/04/2028) (1)(2)	30,000,000	30,915,072
Worthington Industries, Inc.,
4.550%, 04/15/2026	9,154,000	9,335,193
WRKCo, Inc.,
3.000%, 09/15/2024 (Callable 07/15/2024)	6,000,000	5,943,866
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
4.250%, 05/30/2023 (Callable 02/28/2023) (2)	4,000,000	3,990,000
Xerox Corp.,
4.625%, 03/15/2023 (Callable 02/15/2023)	35,175,000	35,331,353
Xerox Holdings Corp.,
5.000%, 08/15/2025 (Callable 07/15/2025) (2)	1,000,000	1,011,250
Yara International ASA,
3.800%, 06/06/2026 (Callable 03/06/2026) (1)(2)	20,250,000	20,218,411
Zimmer Biomet Holdings, Inc.,
5.750%, 11/30/2039	11,375,000	13,385,920
Zoetis, Inc.,
4.500%, 11/13/2025 (Callable 08/13/2025)	16,275,000	16,983,160
Total Industrials (Cost $8,245,484,886)		8,078,873,704	31.1%

Utilities
American Transmission Systems, Inc.,
2.650%, 01/15/2032 (Callable 10/15/2031) (2)	4,850,000	4,482,355
Appalachian Power Co.,
6.700%, 08/15/2037	1,400,000	1,735,895
Avangrid, Inc.,
3.200%, 04/15/2025 (Callable 03/15/2025) (1)	14,000,000	13,956,698
Berkshire Hathaway Energy Co.:
3.500%, 02/01/2025 (Callable 11/01/2024)	7,000,000	7,101,869
2.850%, 05/15/2051 (Callable 11/15/2050)	10,000,000	8,473,240
Consolidated Edison Co. of New York, Inc.,
4.625%, 12/01/2054 (Callable 06/01/2054)	7,600,000	8,267,753
Consumers Energy Co.,
3.500%, 08/01/2051 (Callable 02/01/2051)	9,425,000	9,205,763
Dominion Resources, Inc.,
5.950%, 06/15/2035	1,880,000	2,197,072
DTE Electric Company,
2.625%, 03/01/2031 (Callable 12/01/2030)	15,200,000	14,451,477
Duquesne Light Holdings, Inc.,
2.532%, 10/01/2030 (Callable 07/01/2030) (2)	8,775,000	7,871,094
Edison International,
2.950%, 03/15/2023 (Callable 01/15/2023)	5,000,000	4,991,512
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)	51,299,000	51,351,411
Enel Finance International NV:
3.500%, 04/06/2028 (1)(2)	7,000,000	6,911,479
6.000%, 10/07/2039 (1)(2)	4,286,000	5,070,231
4.750%, 05/25/2047 (1)(2)	54,084,000	57,871,474
Engie Energia Chile SA,
3.400%, 01/28/2030 (Callable 10/28/2029) (1)(2)	3,000,000	2,760,030
Exelon Corp.:
3.950%, 06/15/2025 (Callable 03/15/2025)	15,775,000	16,082,975
7.600%, 04/01/2032	1,650,000	2,113,756
5.100%, 06/15/2045 (Callable 12/15/2044)	5,875,000	6,529,074
4.100%, 03/15/2052 (Callable 09/15/2051) (2)	5,000,000	5,078,355
Exelon Generation Co. LLC,
5.600%, 06/15/2042 (Callable 12/15/2041)	6,100,000	6,492,990
Fells Point Funding Trust,
3.046%, 01/31/2027 (Callable 12/31/2026) (2)	10,300,000	9,873,666
FirstEnergy Corp.:
2.650%, 03/01/2030 (Callable 12/01/2029)	4,300,000	3,903,949
3.400%, 03/01/2050 (Callable 09/01/2049)	11,325,000	9,538,934
FirstEnergy Transmission LLC,
2.866%, 09/15/2028 (Callable 07/15/2028) (2)	15,000,000	13,910,677
Fortis Inc.,
3.055%, 10/04/2026 (Callable 07/04/2026) (1)	8,762,000	8,660,154
Infraestructura Energetica Nova SAB de CV,
3.750%, 01/14/2028 (2)	5,000,000	4,931,300
KeySpan Corp.,
8.000%, 11/15/2030 (1)	8,375,000	10,402,374
Liberty Utilities Finance GP 1,
2.050%, 09/15/2030 (Callable 06/15/2030) (1)(2)	10,600,000	9,293,496
NiSource, Inc.:
3.600%, 05/01/2030 (Callable 02/01/2030)	20,800,000	20,627,357
3.950%, 03/30/2048 (Callable 09/30/2047)	11,775,000	11,258,007
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030 (Callable 02/15/2030)	9,500,000	9,053,716
RGS I&M Funding Corp.,
9.820%, 12/07/2022	8,246	8,239
Southern Co.,
2.950%, 07/01/2023 (Callable 05/01/2023)	17,400,000	17,491,282
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	6,000,000	6,006,000
Total Utilities (Cost $386,919,673)		377,955,654	1.5%

Financials
ABN AMRO Bank NV:
7.750%, 05/15/2023 (1)(2)	8,000,000	8,336,578
4.750%, 07/28/2025 (1)(2)	37,818,000	38,659,450
4.800%, 04/18/2026 (1)(2)	47,025,000	48,376,499
1.542%, 06/16/2027 (1 Year CMT Rate + 0.800%)(Callable 06/16/2026) (1)(2)(3)	12,250,000	11,232,568
3.324%, 03/13/2037 (5 Year CMT Rate + 1.900%)(Callable 12/13/2031) (1)(2)(3)	31,325,000	28,468,405
AerCap Holdings NV:
2.875%, 08/14/2024 (Callable 07/14/2024) (1)	39,395,000	38,312,859
6.500%, 07/15/2025 (Callable 06/15/2025) (1)	15,000,000	15,884,026
2.450%, 10/29/2026 (Callable 09/29/2026) (1)	8,000,000	7,399,619
3.000%, 10/29/2028 (Callable 08/29/2028) (1)	7,500,000	6,916,403
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (2)	2,000,000	2,515,774
Air Lease Corp.:
4.250%, 02/01/2024 (Callable 01/01/2024)	8,175,000	8,263,405
2.300%, 02/01/2025 (Callable 01/01/2025)	14,150,000	13,610,471
Ally Financial, Inc.:
1.450%, 10/02/2023 (Callable 09/02/2023)	15,000,000	14,647,754
5.125%, 09/30/2024	13,000,000	13,568,633
5.800%, 05/01/2025 (Callable 04/01/2025)	10,000,000	10,607,172
American International Group, Inc.:
3.750%, 07/10/2025 (Callable 04/10/2025)	11,400,000	11,583,806
6.820%, 11/15/2037	4,173,000	5,354,454
Aon PLC,
3.875%, 12/15/2025 (Callable 09/15/2025)	14,490,000	14,794,653
Assurant, Inc.:
4.900%, 03/27/2028 (Callable 12/27/2027)	4,250,000	4,431,693
3.700%, 02/22/2030 (Callable 11/22/2029)	7,000,000	6,761,892
Australia & New Zealand Banking Group Ltd.:
4.500%, 03/19/2024 (1)(2)	32,000,000	32,621,355
2.950%, 07/22/2030 (5 Year CMT Rate + 1.288%)(Callable 07/22/2025) (1)(2)(3)	14,803,000	14,252,813
2.570%, 11/25/2035 (5 Year CMT Rate + 1.700%)(Callable 11/25/2030) (1)(2)(3)	13,000,000	11,342,950
Avolon Holdings Funding Ltd.:
5.250%, 05/15/2024 (Callable 04/15/2024) (1)(2)	5,000,000	5,104,551
2.875%, 02/15/2025 (Callable 01/15/2025) (1)(2)	10,000,000	9,601,784
Banco Santander Chile,
2.700%, 01/10/2025 (Callable 12/10/2024) (1)(2)	8,000,000	7,824,580
Banco Santander SA:
5.179%, 11/19/2025 (1)	11,150,000	11,527,331
1.722%, 09/14/2027 (1 Year CMT Rate + 0.900%)(Callable 09/14/2026) (1)(3)	10,000,000	9,032,018
2.749%, 12/03/2030 (1)	5,000,000	4,400,475
3.225%, 11/22/2032 (1 Year CMT Rate + 1.600%)(Callable 11/22/2031) (1)(3)	35,000,000	31,413,464
Bank of America Corp.:
3.004%, 12/20/2023 (3 Month LIBOR USD + 0.790%)(Callable 12/20/2022) (3)	8,352,000	8,373,088
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%)(Callable 07/23/2023) (3)	12,575,000	12,717,157
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%)(Callable 03/15/2024) (3)	9,650,000	9,708,216
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%)(Callable 10/01/2024) (3)	22,000,000	21,925,365
2.456%, 10/22/2025 (3 Month LIBOR USD + 0.870%)(Callable 10/22/2024) (3)	8,000,000	7,860,804
3.366%, 01/23/2026 (3 Month LIBOR USD + 0.810%)(Callable 01/23/2025) (3)	22,700,000	22,711,456
1.734%, 07/22/2027 (SOFR + 0.960%)(Callable 07/22/2026) (3)	6,000,000	5,572,110
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.040%)(Callable 12/20/2027) (3)	19,539,000	19,341,544
2.087%, 06/14/2029 (SOFR + 1.060%)(Callable 06/14/2028) (3)	12,000,000	10,961,321
2.496%, 02/13/2031 (3 Month LIBOR USD + 0.990%)(Callable 02/13/2030) (3)	7,000,000	6,434,190
2.592%, 04/29/2031 (SOFR + 2.150%)(Callable 04/29/2030) (3)	35,000,000	32,289,827
7.750%, 05/14/2038	725,000	1,011,731
Bank of Ireland Group PLC,
2.029%, 09/30/2027 (1 Year CMT Rate + 1.100%)(Callable 09/30/2026) (1)(2)(3)	5,425,000	4,913,260
Bank of Montreal:
1.500%, 01/10/2025 (1)	7,000,000	6,706,041
3.803%, 12/15/2032 (5 Year Swap Rate USD + 1.432%)(Callable 12/15/2027) (1)(3)	5,000,000	4,941,100
Bank of New Zealand,
2.000%, 02/21/2025 (1)(2)	15,475,000	14,960,245
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023 (1)(2)	12,475,000	12,635,571
Barclays PLC:
4.338%, 05/16/2024 (3 Month LIBOR USD + 1.356%)(Callable 05/16/2023) (1)(3)	5,000,000	5,076,438
3.650%, 03/16/2025 (1)	17,350,000	17,382,121
2.852%, 05/07/2026 (SOFR + 2.714%)(Callable 05/07/2025) (1)(3)	10,000,000	9,712,713
4.337%, 01/10/2028 (Callable 01/10/2027) (1)	10,000,000	10,163,081
BBVA USA,
3.875%, 04/10/2025 (Callable 03/10/2025)	45,470,000	46,346,352
BGC Partners, Inc.,
4.375%, 12/15/2025 (Callable 09/15/2025)	13,000,000	13,087,324
BNP Paribas SA:
4.375%, 09/28/2025 (1)(2)	14,700,000	14,841,436
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%)(Callable 11/19/2024) (1)(2)(3)	42,500,000	41,495,269
4.375%, 05/12/2026 (1)(2)	16,910,000	17,135,023
2.219%, 06/09/2026 (SOFR + 2.074%)(Callable 06/09/2025) (1)(2)(3)	10,000,000	9,509,059
1.323%, 01/13/2027 (SOFR + 1.004%)(Callable 01/13/2026) (1)(2)(3)	8,000,000	7,284,540
1.904%, 09/30/2028 (SOFR + 1.609%)(Callable 09/30/2027) (1)(2)(3)	16,000,000	14,321,459
3.052%, 01/13/2031 (SOFR + 1.507%)(Callable 01/13/2030) (1)(2)(3)	10,500,000	9,821,976
2.871%, 04/19/2032 (SOFR + 1.387%)(Callable 04/19/2031) (1)(2)(3)	25,000,000	22,737,525
2.588%, 08/12/2035 (5 Year CMT Rate + 2.050%)(Callable 08/12/2030) (1)(2)(3)	5,000,000	4,340,594
BPCE SA:
5.700%, 10/22/2023 (1)(2)	33,770,000	34,932,177
4.625%, 07/11/2024 (1)(2)	3,185,000	3,243,111
5.150%, 07/21/2024 (1)(2)	30,902,000	31,852,971
4.500%, 03/15/2025 (1)(2)	40,275,000	40,734,784
1.652%, 10/06/2026 (SOFR + 1.520%)(Callable 10/06/2025) (1)(2)(3)	15,000,000	13,841,080
3.116%, 10/19/2032 (SOFR + 1.730%)(Callable 10/19/2031) (1)(2)(3)	22,000,000	19,911,704
Brown & Brown, Inc.,
4.500%, 03/15/2029 (Callable 12/15/2028)	11,840,000	12,226,875
Canadian Imperial Bank of Commerce,
2.250%, 01/28/2025 (1)	8,000,000	7,813,407
Cantor Fitzgerald LP,
4.875%, 05/01/2024 (Callable 04/01/2024) (2)	7,525,000	7,756,772
Capital One Financial Corp.:
3.750%, 07/28/2026 (Callable 06/28/2026)	5,000,000	5,024,496
3.800%, 01/31/2028 (Callable 12/31/2027)	6,960,000	7,003,729
3.273%, 03/01/2030 (SOFR + 1.790%)(Callable 03/01/2029) (3)	3,250,000	3,138,055
Capital One NA,
3.375%, 02/15/2023	20,836,000	20,992,790
Centene Corp.:
3.000%, 10/15/2030 (Callable 07/15/2030)	10,000,000	9,184,700
2.500%, 03/01/2031 (Callable 12/01/2030)	64,850,000	57,232,071
CIT Bank NA,
2.969%, 09/27/2025 (SOFR + 1.715%)(Callable 09/27/2024) (3)	21,219,000	21,016,427
Citigroup, Inc.:
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%)(Callable 07/24/2022) (3)	12,450,000	12,467,040
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%)(Callable 04/24/2024) (3)	11,000,000	11,026,161
3.700%, 01/12/2026	4,700,000	4,757,842
3.106%, 04/08/2026 (SOFR + 2.842%)(Callable 04/08/2025) (3)	15,000,000	14,872,507
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%)(Callable 01/10/2027) (3)	21,200,000	21,438,493
2.572%, 06/03/2031 (SOFR + 2.107%)(Callable 06/03/2030) (3)	50,000,000	45,805,356
2.561%, 05/01/2032 (SOFR + 1.167%)(Callable 05/01/2031) (3)	5,000,000	4,508,848
Citizens Financial Group, Inc.:
2.850%, 07/27/2026 (Callable 04/27/2026)	23,400,000	23,025,238
3.250%, 04/30/2030 (Callable 01/30/2030)	40,000,000	39,093,642
CNA Financial Corp.:
7.250%, 11/15/2023	12,400,000	13,237,003
4.500%, 03/01/2026 (Callable 12/01/2025)	21,125,000	22,008,216
CNO Financial Group, Inc.,
5.250%, 05/30/2025 (Callable 02/28/2025)	18,640,000	19,337,191
CNO Global Funding,
2.650%, 01/06/2029 (2)	7,625,000	7,049,949
Comerica Bank,
4.000%, 07/27/2025	21,425,000	21,834,615
Commonwealth Bank of Australia:
2.688%, 03/11/2031 (1)(2)	15,000,000	13,343,252
3.784%, 03/14/2032 (1)(2)	7,250,000	7,007,436
3.610%, 09/12/2034 (5 Year CMT Rate + 2.050%)(Callable 09/12/2029) (1)(2)(3)	35,000,000	33,599,577
Compeer Financial,
3.375%, 06/01/2036 (SOFR + 1.965%)(Callable 06/01/2031) (2)(3)	5,500,000	5,207,149
Cooperatieve Rabobank UA:
4.375%, 08/04/2025 (1)	11,975,000	12,169,723
3.750%, 07/21/2026 (1)	36,000,000	35,781,878
Credit Agricole SA:
3.750%, 04/24/2023 (1)(2)	8,375,000	8,486,066
4.375%, 03/17/2025 (1)(2)	37,093,000	37,509,970
1.907%, 06/16/2026 (SOFR + 1.676%)(Callable 06/16/2025) (1)(2)(3)	7,000,000	6,607,718
3.250%, 01/14/2030 (1)(2)	5,000,000	4,742,345
Credit Suisse Group AG:
2.593%, 09/11/2025 (SOFR + 1.560%)(Callable 09/11/2024) (1)(2)(3)	13,700,000	13,234,331
2.193%, 06/05/2026 (SOFR + 2.044%)(Callable 06/05/2025) (1)(2)(3)	10,000,000	9,390,815
1.305%, 02/02/2027 (SOFR + 0.980%)(Callable 02/02/2026) (1)(2)(3)	19,400,000	17,351,283
4.282%, 01/09/2028 (Callable 01/09/2027) (1)(2)	24,750,000	24,721,958
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%)(Callable 01/12/2028) (1)(2)(3)	10,850,000	10,587,808
4.194%, 04/01/2031 (SOFR + 3.730%)(Callable 04/01/2030) (1)(2)(3)	20,000,000	19,730,200
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)	21,400,000	21,596,214
3.750%, 03/26/2025 (1)	15,000,000	14,944,504
CyrusOne LP / CyrusOne Finance Corp.:
2.900%, 11/15/2024 (Callable 04/11/2022)	10,000,000	10,021,200
3.450%, 11/15/2029 (Callable 04/11/2022)	1,485,000	1,529,550
2.150%, 11/01/2030 (Callable 04/11/2022)	11,000,000	10,983,060
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	14,175,000	14,185,801
Danske Bank A/S,
1.621%, 09/11/2026 (1 Year CMT Rate + 1.350%)(Callable 09/11/2025) (1)(2)(3)	33,945,000	31,388,538
Deutsche Bank AG:
3.300%, 11/16/2022 (1)	17,625,000	17,743,324
2.311%, 11/16/2027 (SOFR + 1.219%)(Callable 11/16/2026) (1)(3)	6,000,000	5,498,498
5.882%, 07/08/2031 (SOFR + 5.438%)(Callable 04/08/2030) (1)(3)	42,175,000	43,714,413
3.547%, 09/18/2031 (SOFR + 3.043%)(Callable 09/18/2030) (1)(3)	10,000,000	9,429,834
3.729%, 01/14/2032 (SOFR + 2.757%)(Callable 10/14/2030) (1)(3)	10,000,000	8,919,478
3.742%, 01/07/2033 (SOFR + 2.257%)(Callable 10/07/2031) (1)(3)	25,000,000	22,095,007
Digital Realty Trust LP:
4.450%, 07/15/2028 (Callable 04/15/2028)	7,000,000	7,283,075
3.600%, 07/01/2029 (Callable 04/01/2029)	41,950,000	41,759,893
Discover Bank:
3.350%, 02/06/2023 (Callable 01/06/2023)	7,000,000	7,067,300
4.682%, 08/09/2028 (5 Year Swap Rate USD + 1.730%)(Callable 08/09/2023) (3)	6,500,000	6,591,339
4.650%, 09/13/2028 (Callable 06/13/2028)	23,225,000	24,109,239
Discover Financial Services,
3.950%, 11/06/2024 (Callable 08/06/2024)	25,000,000	25,442,840
DNB Bank ASA:
1.127%, 09/16/2026 (5 Year CMT Rate + 0.850%)(Callable 09/16/2025) (1)(2)(3)	10,000,000	9,145,993
1.535%, 05/25/2027 (1 Year CMT Rate + 0.720%)(Callable 05/25/2026) (1)(2)(3)	5,800,000	5,333,125
Extra Space Storage LP,
2.550%, 06/01/2031 (Callable 03/01/2031)	11,000,000	9,923,321
First Horizon National Corp.,
4.000%, 05/26/2025 (Callable 04/26/2025)	30,000,000	30,395,304
First Republic Bank,
4.625%, 02/13/2047 (Callable 08/13/2046)	1,850,000	1,980,454
Five Corners Funding Trust II,
2.850%, 05/15/2030 (Callable 02/15/2030) (2)	10,000,000	9,476,747
FMR LLC:
4.950%, 02/01/2033 (2)	4,235,000	4,657,664
6.500%, 12/14/2040 (2)	1,820,000	2,370,957
Globe Life, Inc.,
4.550%, 09/15/2028 (Callable 06/15/2028)	9,350,000	9,719,075
Goldman Sachs Group, Inc.:
3.500%, 01/23/2025 (Callable 10/23/2024)	9,400,000	9,478,847
3.500%, 04/01/2025 (Callable 03/01/2025)	10,000,000	10,074,580
3.814%, 04/23/2029 (3 Month LIBOR USD + 1.158%)(Callable 04/23/2028) (3)	17,875,000	18,004,604
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%)(Callable 05/01/2028) (3)	15,050,000	15,409,572
1.992%, 01/27/2032 (SOFR + 1.090%)(Callable 01/27/2031) (3)	30,000,000	25,988,400
2.615%, 04/22/2032 (SOFR + 1.281%)(Callable 04/22/2031) (3)	10,000,000	9,088,609
6.345%, 02/15/2034	125,000	146,873
6.750%, 10/01/2037	300,000	378,043
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)	11,215,000	12,540,917
3.700%, 01/22/2070 (Callable 07/22/2069) (2)	14,000,000	12,619,487
4.850%, 01/24/2077 (2)	16,363,000	18,668,669
Hartford Financial Services Group, Inc.:
6.100%, 10/01/2041	2,925,000	3,615,286
3.600%, 08/19/2049 (Callable 02/19/2049)	15,725,000	14,745,269
High Street Funding Trust I,
4.111%, 02/15/2028 (Callable 11/15/2027) (2)	9,000,000	9,230,373
High Street Funding Trust II,
4.682%, 02/15/2048 (Callable 11/15/2047) (2)	7,000,000	7,577,656
HSBC Holdings PLC:
3.600%, 05/25/2023 (1)	6,000,000	6,066,624
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%)(Callable 05/18/2023) (1)(3)	9,000,000	9,088,499
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%)(Callable 03/11/2024) (1)(3)	5,200,000	5,224,475
1.645%, 04/18/2026 (SOFR + 1.538%)(Callable 04/18/2025) (1)(3)	8,125,000	7,645,305
2.251%, 11/22/2027 (SOFR + 1.100%)(Callable 11/22/2026) (1)(3)	10,000,000	9,317,367
2.013%, 09/22/2028 (SOFR + 1.732%)(Callable 09/22/2027) (1)(3)	25,000,000	22,668,514
4.583%, 06/19/2029 (3 Month LIBOR USD + 1.535%)(Callable 06/19/2028) (1)(3)	17,125,000	17,619,954
2.206%, 08/17/2029 (SOFR + 1.285%)(Callable 08/17/2028) (1)(3)	10,000,000	8,994,655
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.610%)(Callable 05/22/2029) (1)(3)	4,775,000	4,776,933
2.804%, 05/24/2032 (SOFR + 1.187%)(Callable 05/24/2031) (1)(3)	14,550,000	13,220,704
Humana, Inc.,
8.150%, 06/15/2038	8,983,000	12,812,324
Huntington Bancshares, Inc.,
2.625%, 08/06/2024 (Callable 07/06/2024)	1,500,000	1,486,273
Jackson Financial, Inc.,
3.125%, 11/23/2031 (Callable 08/23/2031) (2)	15,000,000	13,656,467
Jefferies Group LLC:
4.850%, 01/15/2027	15,750,000	16,512,963
6.450%, 06/08/2027	1,300,000	1,466,934
4.150%, 01/23/2030	30,200,000	30,680,475
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (1)(2)	17,615,000	18,920,371
JPMorgan Chase & Co.:
3.559%, 04/23/2024 (3 Month LIBOR USD + 0.730%)(Callable 04/23/2023) (3)	15,575,000	15,719,654
3.125%, 01/23/2025 (Callable 10/23/2024)	21,850,000	21,962,771
2.301%, 10/15/2025 (SOFR + 1.160%)(Callable 10/15/2024) (3)	19,859,000	19,449,639
2.005%, 03/13/2026 (SOFR + 1.585%)(Callable 03/13/2025) (3)	17,000,000	16,389,146
2.083%, 04/22/2026 (SOFR + 1.850%)(Callable 04/22/2025) (3)	71,000,000	68,515,396
1.045%, 11/19/2026 (SOFR + 0.800%)(Callable 11/19/2025) (3)	18,500,000	17,080,566
1.470%, 09/22/2027 (SOFR + 0.765%)(Callable 09/22/2026) (3)	10,000,000	9,215,655
2.522%, 04/22/2031 (SOFR + 2.040%)(Callable 04/22/2030) (3)	30,500,000	28,274,077
1.953%, 02/04/2032 (SOFR + 1.065%)(Callable 02/04/2031) (3)	5,000,000	4,380,013
2.580%, 04/22/2032 (SOFR + 1.250%)(Callable 04/22/2031) (3)	15,000,000	13,742,297
Kemper Corp.,
3.800%, 02/23/2032 (Callable 11/23/2031)	11,000,000	10,597,861
KeyBank NA,
3.400%, 05/20/2026	21,575,000	21,495,054
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	77,403,000	75,610,020
Liberty Mutual Group, Inc.:
6.500%, 03/15/2035 (2)	750,000	928,270
3.951%, 10/15/2050 (Callable 04/15/2050) (2)	900,000	851,283
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	375,000	507,839
Life Storage LP:
3.875%, 12/15/2027 (Callable 09/15/2027)	2,575,000	2,604,148
2.200%, 10/15/2030 (Callable 07/15/2030)	6,950,000	6,148,288
Lincoln National Corp.:
3.400%, 01/15/2031 (Callable 10/15/2030)	15,000,000	14,686,020
6.300%, 10/09/2037	2,190,000	2,646,252
Lloyds Bank PLC:
4.050%, 08/16/2023 (1)	6,575,000	6,692,043
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%)(Callable 11/07/2022) (1)(3)	21,520,000	21,550,211
3.870%, 07/09/2025 (1 Year CMT Rate + 3.500%)(Callable 07/09/2024) (1)(3)	15,000,000	15,157,958
3.750%, 01/11/2027 (1)	7,800,000	7,778,725
4.375%, 03/22/2028 (1)	15,000,000	15,328,121
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%)(Callable 11/07/2027) (1)(3)	21,550,000	21,050,087
LPL Holdings, Inc.,
4.000%, 03/15/2029 (Callable 03/15/2024) (2)	20,076,000	19,051,694
Macquarie Bank Ltd.:
4.875%, 06/10/2025 (1)(2)	7,800,000	8,004,270
3.624%, 06/03/2030 (1)(2)	28,805,000	27,148,408
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%)(Callable 11/28/2022) (1)(2)(3)	35,850,000	35,908,569
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%)(Callable 03/27/2023) (1)(2)(3)	21,000,000	21,233,218
2.691%, 06/23/2032 (SOFR + 1.440%)(Callable 06/23/2031) (1)(2)(3)	10,000,000	8,801,561
Manulife Financial Corp.:
4.150%, 03/04/2026 (1)	15,000,000	15,338,118
2.484%, 05/19/2027 (Callable 03/19/2027) (1)	15,225,000	14,645,102
Maple Grove Funding Trust I,
4.161%, 08/15/2051 (Callable 02/15/2051) (2)	10,000,000	9,016,028
Marsh & McLennan Companies, Inc.,
3.750%, 03/14/2026 (Callable 12/14/2025)	9,225,000	9,369,361
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023 (2)	2,382,000	2,524,980
5.077%, 02/15/2069 (3 Month LIBOR USD + 3.191%)(Callable 02/15/2049) (2)(3)	26,000,000	28,275,169
3.729%, 10/15/2070 (2)	19,253,000	17,230,459
4.900%, 04/01/2077 (2)	13,000,000	14,222,566
MBIA Insurance Corp.,
12.304%, 01/15/2033 (3 Month LIBOR USD + 11.260%)(Callable 01/15/2023) (2)(3)(9)	700,000	84,000
MetLife, Inc.:
4.875%, 11/13/2043	3,375,000	3,815,100
4.050%, 03/01/2045	9,025,000	9,222,152
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025 (2)	3,725,000	4,258,913
Mitsubishi UFJ Financial Group, Inc.:
3.455%, 03/02/2023 (1)	15,000,000	15,156,791
2.801%, 07/18/2024 (1)	5,956,000	5,919,196
2.193%, 02/25/2025 (1)	11,500,000	11,118,134
1.538%, 07/20/2027 (1 Year CMT Rate + 0.750%)(Callable 07/20/2026) (1)(3)	24,400,000	22,396,021
Mizuho Financial Group, Inc.:
2.555%, 09/13/2025 (SOFR + 1.362%)(Callable 09/13/2024) (1)(3)	20,000,000	19,589,228
1.234%, 05/22/2027 (1 Year CMT Rate + 0.670%)(Callable 05/22/2026) (1)(3)	10,000,000	9,096,619
3.170%, 09/11/2027 (1)	22,000,000	21,656,762
4.018%, 03/05/2028 (1)	2,650,000	2,690,265
1.979%, 09/08/2031 (SOFR + 1.532%)(Callable 09/08/2030) (1)(3)	7,250,000	6,338,383
Morgan Stanley:
3.125%, 01/23/2023	15,000,000	15,145,333
3.750%, 02/25/2023	1,000,000	1,015,729
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%)(Callable 04/24/2023) (3)	25,000,000	25,247,391
2.720%, 07/22/2025 (SOFR + 1.152%)(Callable 07/22/2024) (3)	5,000,000	4,949,855
4.000%, 07/23/2025	2,500,000	2,558,841
2.188%, 04/28/2026 (SOFR + 1.990%)(Callable 04/28/2025) (3)	40,000,000	38,638,739
3.125%, 07/27/2026	13,175,000	13,061,306
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%)(Callable 07/22/2027) (3)	22,350,000	22,412,155
National Australia Bank Ltd.:
2.332%, 08/21/2030 (1)(2)	60,200,000	52,367,191
2.990%, 05/21/2031 (1)(2)	24,495,000	22,227,205
3.933%, 08/02/2034 (5 Year CMT Rate + 1.880%)(Callable 08/02/2029) (1)(2)(3)	5,000,000	4,888,413
3.347%, 01/12/2037 (5 Year CMT Rate + 1.700%)(Callable 01/12/2032) (1)(2)(3)	14,000,000	12,922,143
National Securities Clearing Corp.,
1.500%, 04/23/2025 (Callable 03/23/2025) (2)	13,000,000	12,447,807
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%)(Callable 03/08/2023) (1)(2)(3)	14,500,000	14,578,202
3.900%, 07/21/2025 (1)(2)	8,100,000	8,252,720
4.000%, 09/14/2026 (1)(2)	63,394,000	63,599,512
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%)(Callable 03/08/2028) (1)(2)(3)	3,525,000	3,547,799
3.960%, 07/18/2030 (3 Month LIBOR USD + 1.855%)(Callable 07/18/2029) (1)(2)(3)	10,125,000	10,094,484
4.125%, 10/18/2032 (5 Year Mid Swap Rate USD + 1.849%)(Callable 10/18/2027) (1)(2)(3)	8,000,000	7,878,358
Nationwide Financial Services, Inc.,
3.900%, 11/30/2049 (Callable 05/30/2049) (2)	17,500,000	17,319,886
Nationwide Mutual Insurance Co.:
7.875%, 04/01/2033 (2)	5,600,000	7,180,246
9.375%, 08/15/2039 (2)	22,409,000	34,095,255
NatWest Group PLC,
1.642%, 06/14/2027 (1 Year CMT Rate + 0.900%)(Callable 06/14/2026) (1)(3)	11,725,000	10,719,203
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024 (2)	3,200,000	3,469,475
New York Life Insurance Co.:
6.750%, 11/15/2039 (2)	25,105,000	33,246,794
4.450%, 05/15/2069 (Callable 11/15/2068) (2)	10,000,000	10,381,453
Nomura Holdings, Inc.:
2.648%, 01/16/2025 (1)	10,000,000	9,727,361
1.851%, 07/16/2025 (1)	15,000,000	14,158,070
2.172%, 07/14/2028 (1)	30,000,000	26,922,313
2.710%, 01/22/2029 (1)	9,600,000	8,850,853
Old Republic International Corp.,
3.850%, 06/11/2051 (Callable 12/11/2050)	12,550,000	11,646,062
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	16,000,000	16,203,189
People's United Bank NA,
4.000%, 07/15/2024 (Callable 04/16/2024)	4,400,000	4,454,836
Pine Street Trust I,
4.572%, 02/15/2029 (Callable 11/15/2028) (2)	5,000,000	5,201,410
Principal Financial Group, Inc.,
3.125%, 05/15/2023	3,675,000	3,683,689
Protective Life Corp.,
4.300%, 09/30/2028 (Callable 06/30/2028) (1)(2)	4,105,000	4,284,211
Prudential Financial, Inc.,
3.878%, 03/27/2028 (Callable 12/27/2027)	4,656,000	4,795,756
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)	21,011,000	23,898,895
Raymond James Financial, Inc.,
4.950%, 07/15/2046	15,000,000	16,796,091
Realty Income Corp.,
3.875%, 04/15/2025 (Callable 02/15/2025)	10,000,000	10,156,730
Regions Bank,
6.450%, 06/26/2037	3,864,000	4,796,238
Regions Financial Corp.,
2.250%, 05/18/2025 (Callable 04/18/2025)	16,650,000	16,203,283
Reliance Standard Life Global Funding II,
2.500%, 10/30/2024 (1)(2)	20,000,000	19,646,424
Rexford Industrial Realty LP,
2.125%, 12/01/2030 (Callable 09/01/2030)	13,000,000	11,364,753
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.,
2.875%, 10/15/2026 (Callable 10/15/2023) (2)	10,000,000	9,181,450
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	29,930,000	31,196,625
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%)(Callable 05/15/2022) (1)(3)	62,335,000	62,421,670
4.519%, 06/25/2024 (3 Month LIBOR USD + 1.550%)(Callable 06/25/2023) (1)(3)	17,475,000	17,738,168
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%)(Callable 03/22/2024) (1)(3)	8,300,000	8,396,271
4.892%, 05/18/2029 (3 Month LIBOR USD + 1.754%)(Callable 05/18/2028) (1)(3)	5,150,000	5,353,299
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%)(Callable 05/08/2029) (1)(3)	11,000,000	11,283,198
Sammons Financial Group, Inc.,
3.350%, 04/16/2031 (Callable 01/16/2031) (2)	25,000,000	23,029,937
Santander Holdings USA, Inc.:
3.400%, 01/18/2023 (Callable 12/18/2022) (1)	5,750,000	5,784,630
3.450%, 06/02/2025 (Callable 05/02/2025) (1)	10,000,000	9,927,714
Santander UK Group Holdings PLC,
1.673%, 06/14/2027 (SOFR + 0.989%)(Callable 06/14/2026) (1)(3)	20,000,000	18,196,469
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	36,375,000	37,206,169
SMBC Aviation Capital Finance DAC,
3.550%, 04/15/2024 (Callable 03/15/2024) (1)(2)	15,000,000	14,928,376
Societe Generale SA:
5.000%, 01/17/2024 (1)(2)	18,000,000	18,343,683
3.875%, 03/28/2024 (1)(2)	10,000,000	10,017,490
2.625%, 10/16/2024 (1)(2)	14,575,000	14,172,658
2.625%, 01/22/2025 (1)(2)	24,600,000	23,796,679
4.250%, 04/14/2025 (1)(2)	30,420,000	30,247,599
4.250%, 08/19/2026 (1)(2)	18,572,000	18,322,384
2.889%, 06/09/2032 (1 Year CMT Rate + 1.300%)(Callable 06/09/2031) (1)(2)(3)	7,000,000	6,272,429
3.625%, 03/01/2041 (1)(2)	9,200,000	7,685,959
Standard Chartered PLC:
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%)(Callable 03/15/2023) (1)(2)(3)	17,600,000	17,723,933
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%)(Callable 05/21/2024) (1)(2)(3)	25,225,000	25,261,670
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%)(Callable 01/30/2025) (1)(2)(3)	14,075,000	13,688,075
1.456%, 01/14/2027 (1 Year CMT Rate + 1.000%)(Callable 01/14/2026) (1)(2)(3)	15,000,000	13,636,650
2.608%, 01/12/2028 (1 Year CMT Rate + 1.180%)(Callable 01/12/2027) (1)(2)(3)	18,000,000	16,828,143
4.644%, 04/01/2031 (5 Year CMT Rate + 3.850%)(Callable 04/01/2030) (1)(2)(3)	7,000,000	7,217,738
5.700%, 03/26/2044 (1)(2)	14,000,000	15,326,952
State Street Corp.,
2.901%, 03/30/2026 (SOFR + 2.600%)(Callable 03/30/2025) (3)	12,975,000	12,865,136
Stifel Financial Corp.:
4.250%, 07/18/2024	19,615,000	20,009,461
4.000%, 05/15/2030 (Callable 02/15/2030)	6,325,000	6,387,599
Sumitomo Mitsui Banking Corp.,
3.000%, 01/18/2023 (1)	2,500,000	2,517,763
Sumitomo Mitsui Financial Group, Inc.:
3.102%, 01/17/2023 (1)	16,125,000	16,261,095
2.696%, 07/16/2024 (1)	10,400,000	10,299,261
2.448%, 09/27/2024 (1)	20,000,000	19,646,900
Synchrony Financial:
4.250%, 08/15/2024 (Callable 05/15/2024)	33,325,000	33,789,934
4.500%, 07/23/2025 (Callable 04/23/2025)	12,795,000	13,051,647
3.950%, 12/01/2027 (Callable 09/01/2027)	43,000,000	42,585,895
Synovus Financial Corp.,
3.125%, 11/01/2022 (Callable 10/01/2022)	19,588,000	19,670,612
Trinity Acquisition PLC:
4.400%, 03/15/2026 (Callable 12/15/2025)	15,776,000	16,297,756
6.125%, 08/15/2043	23,630,000	26,976,781
UBS Group AG:
1.494%, 08/10/2027 (1 Year CMT Rate + 0.850%)(Callable 08/10/2026) (1)(2)(3)	10,000,000	9,076,923
2.095%, 02/11/2032 (1 Year CMT Rate + 1.000%)(Callable 02/11/2031) (1)(2)(3)	12,550,000	10,972,938
UBS Group Funding Switzerland AG:
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%)(Callable 08/15/2022) (1)(2)(3)	31,700,000	31,747,617
4.125%, 09/24/2025 (1)(2)	6,500,000	6,621,369
UnitedHealth Group, Inc.,
4.625%, 07/15/2035	12,175,000	13,606,148
Wells Fargo & Co.:
1.654%, 06/02/2024 (SOFR + 1.600%)(Callable 06/02/2023) (3)	12,375,000	12,226,486
3.000%, 02/19/2025	5,225,000	5,215,012
2.406%, 10/30/2025 (SOFR + 1.087%)(Callable 10/30/2024) (3)	2,500,000	2,447,323
2.164%, 02/11/2026 (3 Month LIBOR USD + 0.750%)(Callable 02/11/2025) (3)	15,000,000	14,509,027
3.000%, 04/22/2026	4,000,000	3,961,143
3.068%, 04/30/2041 (SOFR + 2.530%)(Callable 04/30/2040) (3)	35,000,000	31,464,130
5.013%, 04/04/2051 (SOFR + 4.502%)(Callable 04/04/2050) (3)	8,000,000	9,494,164
Westpac Banking Corp.:
2.894%, 02/04/2030 (5 Year CMT Rate + 1.350%)(Callable 02/04/2025) (1)(3)	18,059,000	17,412,550
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%)(Callable 11/23/2026) (1)(3)	10,000,000	10,057,368
4.110%, 07/24/2034 (5 Year CMT Rate + 2.000%)(Callable 07/24/2029) (1)(3)	10,000,000	9,856,698
2.668%, 11/15/2035 (5 Year CMT Rate + 1.750%)(Callable 11/15/2030) (1)(3)	10,000,000	8,732,882
Willis North America, Inc.:
2.950%, 09/15/2029 (Callable 06/15/2029)	10,600,000	9,954,185
5.050%, 09/15/2048 (Callable 03/15/2048)	15,000,000	16,133,769
Total Financials (Cost $5,040,486,577)		4,906,579,609	18.9%
Total Corporate Bonds (Cost $13,672,891,136)		13,363,408,967	51.5%

Municipal Bonds
Arizona Industrial Development Authority:
4.950%, 04/01/2026 (Callable 04/01/2024)(Mandatory Tender Date 04/01/2025) (2)(4)	41,325,000	41,132,244
4.950%, 04/01/2026 (Callable 04/01/2024)(Mandatory Tender Date 04/01/2025) (4)	15,830,000	15,738,863
Brazos Higher Education Authority, Inc.:
1.931%, 04/01/2024	1,000,000	975,513
1.981%, 04/01/2025	1,000,000	957,758
2.076%, 04/01/2026	1,000,000	946,131
2.176%, 04/01/2027	1,300,000	1,218,120
2.310%, 04/01/2028	1,000,000	929,909
2.410%, 04/01/2029	2,360,000	2,174,779
2.510%, 04/01/2030	1,175,000	1,073,343
2.760%, 04/01/2040 (Callable 04/01/2030)	930,000	931,683
California Housing Finance Agency,
2.794%, 08/01/2036 (Callable 08/01/2025)	5,305,000	5,329,912
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	1,415,000	1,582,339
City of Vernon CA,
4.500%, 08/01/2022	7,500,000	7,567,117
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,411,631
County of Hamilton OH,
3.756%, 06/01/2042 (Insured by AGM)	25,725,000	25,477,294
County of Riverside CA,
2.667%, 02/15/2025	15,000,000	14,874,285
Great Lakes Water Authority,
2.615%, 07/01/2036 (Insured by AGM)	20,000,000	18,452,054
Illinois International Port District,
5.000%, 01/01/2035 (Callable 01/01/2026) (2)	3,475,000	3,213,461
Iowa Student Loan Liquidity Corp.,
2.989%, 12/01/2039 (Callable 12/01/2029)	5,600,000	5,037,913
Maryland Economic Development Corp.,
3.997%, 04/01/2034 (Callable 01/01/2034)	40,845,000	38,976,415
Massachusetts Educational Financing Authority:
2.455%, 07/01/2030	8,375,000	7,671,184
2.555%, 07/01/2031	5,000,000	4,546,582
3.775%, 07/01/2035 (Callable 07/01/2029)	6,195,000	6,228,495
Michigan Finance Authority,
4.600%, 10/01/2022	4,630,000	4,660,496
Minnesota Housing Finance Agency:
2.680%, 10/01/2046 (Callable 01/01/2026)(Insured by GNMA)	12,297,504	12,240,491
2.650%, 11/01/2046 (Callable 01/01/2026)(Insured by GNMA)	11,684,549	11,701,601
New Hampshire Business Finance Authority:
3.250%, 04/01/2028 (Callable 01/01/2028)	33,000,000	30,774,747
3.300%, 04/01/2032 (Callable 01/01/2032)	20,000,000	17,572,440
2.872%, 07/01/2035 (Callable 01/01/2035)	17,975,000	15,437,257
New Hampshire Housing Finance Authority,
3.750%, 07/01/2034 (Callable 07/01/2023)	560,000	566,692
New Jersey Turnpike Authority,
3.223%, 01/01/2036 (Callable 07/01/2025) (2)	40,000,000	39,322,292
North Carolina Housing Finance Agency:
2.870%, 07/01/2032 (Callable 01/01/2024)	1,290,000	1,289,125
2.812%, 07/01/2035 (Callable 01/01/2024)	1,420,000	1,423,049
North East Independent School District,
5.240%, 08/01/2027	3,000,000	3,371,505
Public Finance Authority,
0.000%, 12/15/2027 (Callable 05/02/2022)	13,450,000	9,941,093
Rhode Island Housing & Mortgage Finance Corp.,
2.913%, 10/01/2039 (Callable 10/01/2023)	755,000	759,445
Rhode Island Student Loan Authority:
2.100%, 12/01/2022	1,125,000	1,130,000
2.200%, 12/01/2023	1,400,000	1,388,231
2.400%, 12/01/2024	1,165,000	1,142,955
2.530%, 12/01/2025	2,310,000	2,248,745
2.730%, 12/01/2026	1,490,000	1,446,273
2.875%, 12/01/2027	1,800,000	1,739,636
5.000%, 12/01/2028	1,265,000	1,442,085
5.000%, 12/01/2029	1,295,000	1,492,564
3.625%, 12/01/2037 (Callable 12/01/2030)	5,260,000	5,091,866
Suburban Hospital Healthcare System, Inc.,
7.865%, 02/15/2027 (Insured by AMBAC)	7,660,000	8,614,562
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 05/02/2022)(Insured by SD CRED PROG)	1,350,000	1,352,004
Western Michigan University Homer Stryker MD School of Medicine,
4.750%, 11/15/2028 (Insured by AGM)	12,550,000	13,664,183
Westlake City School District,
5.227%, 12/01/2026 (Callable 05/02/2022)	1,160,000	1,162,199
Total Municipal Bonds (Cost $414,685,325)		397,422,561	1.5%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1992-129, Class L, 6.000%, 07/25/2022	102	103
Series 1993-32, Class H, 6.000%, 03/25/2023	921	935
Series 1993-58, Class H, 5.500%, 04/25/2023	4,242	4,290
Federal Gold Loan Mortgage Corp. (FGLMC):
6.500%, 12/01/2028	6,622	7,114
6.500%, 06/01/2029	2,720	2,922
3.500%, 05/01/2032	10,976,500	11,122,729
3.000%, 07/01/2032	5,083,755	5,076,306
3.000%, 10/01/2032	3,853,096	3,847,449
3.000%, 11/01/2032	6,057,849	6,048,968
3.000%, 12/01/2032	5,833,232	5,824,678
3.000%, 01/01/2033	2,847,177	2,843,003
3.000%, 04/01/2033	3,176,187	3,171,530
3.500%, 01/01/2034	10,476,363	10,615,764
3.000%, 05/01/2035	7,649,636	7,618,163
3.000%, 10/01/2035	6,591,494	6,541,469
5.000%, 03/01/2036	2,305,266	2,495,176
5.500%, 04/01/2037	54,014	59,511
5.500%, 04/01/2038	31,181	34,389
5.500%, 05/01/2038	49,006	54,086
5.500%, 01/01/2039	8,829,111	9,671,054
4.500%, 11/01/2039	255,283	271,907
4.500%, 11/01/2039	853,672	909,280
4.500%, 08/01/2040	857,801	913,465
4.500%, 08/01/2040	1,142,956	1,217,137
4.000%, 10/01/2040	9,505,110	9,945,891
4.000%, 01/01/2041	5,766,269	6,036,297
2.000%, 11/01/2041	43,075,192	40,691,305
3.500%, 06/01/2042	2,290,738	2,338,361
3.500%, 07/01/2042	8,556,349	8,734,251
3.500%, 07/01/2042	12,599,538	12,861,506
3.000%, 08/01/2042	7,959,626	7,957,625
3.500%, 09/01/2042	5,007,618	5,103,202
3.000%, 11/01/2042	27,834,655	27,827,655
3.500%, 12/01/2042	8,522,424	8,698,166
3.000%, 01/01/2043	14,374,850	14,341,453
3.000%, 02/01/2043	2,825,724	2,823,849
3.500%, 02/01/2043	9,827,931	10,031,272
3.000%, 03/01/2043	9,324,813	9,318,623
3.000%, 04/01/2043	7,070,145	7,065,452
3.000%, 04/01/2043	5,960,591	5,955,408
3.000%, 06/01/2043	4,924,143	4,918,845
3.000%, 08/01/2043	11,358,686	11,344,119
4.500%, 12/01/2043	5,074,637	5,400,461
3.500%, 05/01/2044	21,091,097	21,530,098
3.500%, 08/01/2044	13,555,449	13,834,515
4.000%, 09/01/2044	4,148,370	4,322,510
4.000%, 10/01/2044	7,625,258	7,963,212
3.500%, 01/01/2045	11,497,867	11,736,197
4.000%, 02/01/2045	4,782,333	4,988,393
3.500%, 07/01/2045	9,694,330	9,886,791
3.000%, 10/01/2045	15,096,939	15,080,872
4.000%, 10/01/2045	6,809,033	7,094,335
3.500%, 12/01/2045	3,815,531	3,880,368
4.000%, 12/01/2045	2,783,806	2,906,623
3.000%, 01/01/2046	54,057,509	54,021,662
3.500%, 01/01/2046	21,071,924	21,480,169
4.000%, 02/01/2046	3,591,763	3,742,899
4.000%, 02/01/2046	10,027,359	10,482,335
3.500%, 03/01/2046	3,159,349	3,220,833
4.000%, 05/01/2046	302,918	314,993
4.000%, 08/01/2046	5,482,990	5,723,397
3.000%, 10/01/2046	34,900,322	34,705,130
3.000%, 10/01/2046	49,900,325	49,641,403
4.500%, 11/01/2046	32,475,653	34,551,539
4.000%, 01/01/2047	21,140,563	22,076,917
3.000%, 02/01/2047	20,646,964	20,515,145
3.000%, 05/01/2047	38,682,725	38,474,179
3.500%, 08/01/2047	10,353,159	10,555,036
3.500%, 03/01/2048	3,439,784	3,489,715
4.000%, 06/01/2048	34,327,337	35,733,251
4.000%, 08/01/2048	10,684,947	11,019,078
4.000%, 05/01/2050	63,279,916	65,666,852
2.500%, 02/01/2051	67,691,892	64,973,882
2.000%, 05/01/2051	80,155,463	74,641,365
2.000%, 08/01/2051	17,407,072	16,214,913
2.500%, 11/01/2051	112,195,975	107,692,423
Federal National Mortgage Association (FNMA):
5.000%, 05/01/2028	15,891	16,717
6.500%, 09/01/2028	4,962	5,327
6.500%, 02/01/2029	10,814	11,609
4.500%, 07/01/2030	1,741,705	1,805,810
4.000%, 11/01/2031	8,188,632	8,484,166
3.500%, 01/01/2032	18,841,086	19,078,690
5.500%, 01/01/2032	4,280	4,670
3.000%, 11/01/2032	3,801,581	3,768,169
3.000%, 04/01/2033	6,611,124	6,596,827
3.000%, 05/01/2033	6,577,721	6,548,923
5.000%, 09/01/2033	5,149,310	5,568,863
4.500%, 10/01/2033	10,791,636	11,467,161
4.000%, 01/01/2034	5,689,316	5,924,053
5.500%, 04/01/2034	352,304	382,131
4.000%, 09/01/2034	8,000,048	8,327,348
5.500%, 09/01/2034	16,030	17,549
5.000%, 02/01/2035	8,134,790	8,799,932
5.000%, 02/01/2035	5,835,024	6,311,256
5.500%, 02/01/2035	14,050	15,381
5.000%, 04/01/2035	596,323	644,514
5.000%, 07/01/2035	1,780,756	1,924,536
5.000%, 02/01/2036	1,055,618	1,142,050
5.000%, 03/01/2036	482,880	522,275
4.000%, 04/01/2036	3,606,835	3,754,422
5.500%, 04/01/2036	1,596,556	1,727,731
4.000%, 10/01/2036	5,824,849	6,087,849
4.000%, 05/01/2037	23,646,279	24,607,790
3.500%, 08/01/2037	13,781,298	13,951,112
2.500%, 04/01/2038	27,343,749	26,447,976
6.000%, 05/01/2038	2,637,892	2,946,662
4.500%, 04/01/2039	8,733,703	9,363,527
4.000%, 06/01/2039	5,270,384	5,512,264
5.000%, 06/01/2039	7,688,751	8,278,843
4.500%, 01/01/2040	3,867,715	4,115,266
4.500%, 01/01/2040	1,683,197	1,789,936
5.000%, 06/01/2040	5,259,409	5,678,000
4.000%, 08/01/2040	399,353	416,749
4.500%, 08/01/2040	1,776,006	1,888,183
4.500%, 08/01/2040	4,956,758	5,269,517
4.000%, 10/01/2040	662,197	691,024
4.000%, 11/01/2040	7,666,565	8,019,770
4.000%, 12/01/2040	2,182,325	2,283,271
3.500%, 01/01/2041	814,739	830,950
4.000%, 01/01/2041	1,543,587	1,610,828
3.500%, 02/01/2041	884,662	902,185
4.000%, 02/01/2041	153,001	160,002
4.500%, 02/01/2041	26,502,741	28,226,120
4.000%, 03/01/2041	2,900,278	3,034,006
4.500%, 07/01/2041	2,285,908	2,426,038
3.500%, 09/01/2041	12,414,567	12,658,540
4.000%, 09/01/2041	1,097,742	1,145,458
3.500%, 12/01/2041	1,121,086	1,141,658
4.000%, 12/01/2041	5,229,066	5,450,823
4.000%, 01/01/2042	10,456,389	10,924,394
4.500%, 01/01/2042	4,807,716	5,115,745
4.000%, 02/01/2042	10,570,401	11,030,227
3.000%, 04/01/2042	31,614,106	31,681,836
3.000%, 05/01/2042	1,387,647	1,383,593
3.500%, 05/01/2042	7,346,805	7,492,670
3.500%, 06/01/2042	2,677,319	2,726,270
3.500%, 07/01/2042	58,927,767	60,008,212
3.500%, 08/01/2042	4,523,030	4,613,139
3.500%, 09/01/2042	7,398,759	7,546,986
3.000%, 10/01/2042	11,469,243	11,458,431
3.000%, 03/01/2043	3,037,784	3,025,860
3.000%, 04/01/2043	1,116,811	1,115,190
3.000%, 05/01/2043	11,154,900	11,116,327
3.000%, 05/01/2043	4,420,730	4,406,619
3.500%, 05/01/2043	9,662,757	9,856,104
3.000%, 06/01/2043	12,477,906	12,433,615
3.500%, 06/01/2043	5,509,038	5,619,730
3.000%, 07/01/2043	9,909,900	9,903,296
4.000%, 07/01/2043	14,001,055	14,635,292
3.000%, 08/01/2043	3,621,089	3,606,106
3.500%, 08/01/2043	5,043,273	5,149,417
3.500%, 09/01/2043	15,195,848	15,498,969
4.500%, 09/01/2043	6,805,988	7,203,492
4.000%, 01/01/2045	5,432,363	5,668,388
4.000%, 02/01/2045	1,415,969	1,475,048
4.000%, 02/01/2045	5,234,510	5,471,758
4.000%, 02/01/2045	2,900,489	3,032,172
4.000%, 02/01/2045	10,744,137	11,211,640
4.000%, 03/01/2045	4,338,018	4,521,920
3.500%, 12/01/2045	5,780,863	5,869,180
4.000%, 12/01/2045	11,091,873	11,692,552
4.000%, 12/01/2045	21,685,054	22,608,713
4.500%, 02/01/2046	12,985,828	13,806,530
4.500%, 08/01/2046	11,594,863	12,267,575
3.000%, 10/01/2046	15,161,358	15,069,935
3.500%, 11/01/2046	6,058,654	6,172,329
4.000%, 03/01/2047	14,016,407	14,609,787
4.000%, 11/01/2047	4,420,339	4,552,163
4.000%, 12/01/2047	22,439,928	23,152,233
3.000%, 01/01/2048	16,282,048	16,160,563
3.500%, 05/01/2048	38,253,940	38,775,664
5.000%, 11/01/2048	15,931,896	17,082,243
4.000%, 09/01/2049	3,086,932	3,155,423
3.000%, 05/01/2050	103,369,174	101,902,732
2.500%, 06/01/2050	14,504,727	13,886,215
2.500%, 09/01/2050	65,622,524	62,968,288
2.500%, 12/01/2050	24,301,053	23,247,410
2.500%, 12/01/2050	76,594,086	73,327,711
3.000%, 12/01/2050	48,333,131	47,593,905
2.500%, 01/01/2051	48,076,179	46,081,453
2.000%, 08/01/2051	11,127,002	10,364,903
2.500%, 08/01/2051	47,409,287	45,549,434
2.500%, 09/01/2051	99,812,886	95,379,112
3.000%, 10/01/2051	38,590,799	38,068,701
2.000%, 11/01/2051	25,446,142	23,703,373
2.500%, 11/01/2051	37,600,187	35,930,004
2.500%, 11/01/2051	53,704,029	51,414,289
3.000%, 11/01/2051	73,349,626	72,357,248
2.000%, 12/01/2051	21,352,310	19,903,161
2.500%, 12/01/2051	90,227,286	86,219,291
2.500%, 12/01/2051	71,050,283	68,020,854
2.500%, 12/01/2051	132,768,339	126,861,450
2.500%, 01/01/2052	122,761,527	117,285,703
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	8,307	8,998
6.500%, 01/20/2029	4,478	4,791
6.000%, 11/20/2033	6,364	6,951
5.000%, 07/20/2040	264,536	289,309
4.000%, 01/20/2041	4,008,535	4,192,014
4.000%, 08/20/2041	2,368,933	2,488,977
3.500%, 10/20/2041	4,604,512	4,727,696
4.000%, 12/20/2041	3,204,514	3,366,905
4.000%, 02/20/2042	6,094,443	6,442,413
4.000%, 06/20/2042	5,263,148	5,563,682
3.500%, 09/20/2042	3,460,065	3,514,686
4.000%, 09/20/2044	16,731,568	17,579,383
3.000%, 04/20/2045	5,038,737	5,025,333
3.500%, 04/20/2045	7,012,137	7,177,035
4.000%, 05/20/2045	6,845,230	7,169,966
3.500%, 06/20/2045	7,069,549	7,233,467
3.500%, 10/20/2045	23,023,743	23,520,145
3.500%, 01/20/2046	17,653,263	18,060,704
4.500%, 01/20/2046	6,649,699	7,095,504
4.000%, 04/20/2046	8,305,201	8,560,855
3.500%, 05/20/2046	30,611,034	31,188,604
4.000%, 05/20/2046	3,054,028	3,198,088
4.500%, 06/20/2047	8,423,630	8,836,933
4.500%, 07/20/2047	5,738,968	6,040,984
4.500%, 09/20/2047 (6)	28,419,206	30,007,897
3.500%, 02/20/2048	23,432,256	23,876,706
5.000%, 02/20/2049	34,834,406	36,557,324
2.500%, 07/20/2051	48,620,691	47,355,397
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MA, 3.000%, 02/25/2059 (Callable 12/25/2032)	37,888,730	37,629,783
Series 2020-3, Class MT, 2.000%, 05/25/2060 (Callable 10/25/2032)	30,800,181	28,848,035
Total U.S. Government Agency Issues (Cost $3,497,478,649)		3,399,231,794	13.1%

Non-U.S. Government Agency Issues
ABFC Trust,
Series 2006-OPT1, Class A3C2, 0.818%, 09/25/2036 (1 Month LIBOR USD + 0.300%)(Callable 04/25/2022) (3)	3,117,332	3,075,630
Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 06/25/2022 (Callable 04/25/2022) (6)	69,596	66,414
Series 2006-43CB, Class 2A1, 6.000%, 08/25/2022 (Callable 04/25/2022) (6)	10,592	10,559
Series 2005-11CB, Class 2A6, 5.500%, 06/25/2025 (Callable 04/25/2022) (6)	3,575,001	3,316,669
Series 2004-18CB, Class 1A1, 6.000%, 09/25/2034 (Callable 04/25/2022)	1,981,240	1,973,835
Series 2005-6CB, Class 1A4, 5.500%, 04/25/2035 (Callable 04/25/2022) (6)	8,555,677	8,042,088
Series 2005-29CB, Class A1, 5.500%, 07/25/2035 (Callable 04/25/2022)	1,330,325	988,647
Series 2005-49CB, Class A5, 5.500%, 11/25/2035 (Callable 04/25/2022) (6)	1,465,062	1,162,062
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (Callable 04/25/2022)	219,751	213,484
Series 2005-85CB, Class 2A2, 5.500%, 02/25/2036 (Callable 04/25/2022)	2,000,069	1,842,261
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (Callable 04/25/2022) (6)	367,985	243,436
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%, 10/25/2048 (Callable 07/25/2022) (2)(4)	14,904,998	14,461,118
Series 2022-1, Class A1B, 3.269%, 12/25/2056 (Callable 01/25/2025) (2)(7)	11,500,000	11,039,622
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE2, Class A1, 0.837%, 03/25/2036 (1 Month LIBOR USD + 0.380%)(Callable 04/25/2022) (3)	6,143,754	6,068,210
Series 2006-HE6, Class A4, 0.828%, 11/25/2036 (1 Month LIBOR USD + 0.160%)(Callable 05/25/2022) (3)	12,215	12,201
Banc of America Alternative Loan Trust:
Series 2004-6, Class 4A1, 5.000%, 06/25/2022 (Callable 04/25/2022)	230,157	234,627
Series 2007-1, Class 1A1, 3.943%, 10/25/2022 (Callable 04/25/2022) (4)	76,052	70,737
Series 2003-8, Class 1CB1, 5.500%, 10/25/2033 (Callable 04/25/2022)	1,076,084	1,072,459
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (Callable 04/25/2022) (6)	121,931	116,857
Banc of America Funding Trust:
Series 2005-C, Class A1, 0.834%, 05/20/2035 (1 Month LIBOR USD + 0.240%)(Callable 07/20/2030) (3)	1,939,344	1,935,981
Series 2007-C, Class 1A3, 2.984%, 05/20/2036 (Callable 04/20/2022) (4)	1,082,838	1,075,663
Series 2006-G, Class 1A1, 0.784%, 07/20/2036 (1 Month LIBOR USD + 0.380%)(Callable 04/20/2022) (3)(6)	17,518,586	17,248,554
Bayview Financial Trust,
Series 2007-B, Class 1A2, 7.331%, 08/28/2037 (Callable 04/28/2022) (7)	68,308	62,009
Bear Stearns ARM Trust,
Series 2005-9, Class A1, 2.380%, 10/25/2035 (1 Year CMT Rate + 2.300%)(Callable 04/25/2022) (3)	277,257	280,974
Bear Stearns Asset Backed Securities I Trust,
Series 2005-HE4, Class M2, 1.417%, 04/25/2035 (1 Month LIBOR USD + 0.960%)(Callable 04/25/2022) (3)	479,121	478,204
BRAVO Residential Funding Trust,
Series 2020-RPL2, Class A1, 2.000%, 05/25/2059 (Callable 03/25/2038) (2)(4)	34,408,849	32,705,277
Chase Mortgage Finance Trust:
Series 2005-A2, Class 1A5, 2.973%, 01/25/2036 (Callable 04/25/2022) (4)	445,401	421,645
Series 2006-A1, Class 2A3, 2.879%, 09/25/2036 (Callable 04/25/2022) (4)(6)	329,729	305,810
Series 2007-A1, Class 2A3, 2.463%, 02/25/2037 (Callable 09/25/2023) (4)	511,681	505,430
Series 2007-A1, Class 3A1, 2.738%, 02/25/2037 (Callable 05/25/2027) (4)	1,662,303	1,694,686
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035 (Callable 04/25/2022)	254,240	236,100
CIM Trust,
Series 2022-R1, Class A1, 3.000%, 01/25/2061 (Callable 02/25/2027) (2)(4)	24,367,699	23,677,679
Citicorp Mortgage Securities Trust:
Series 2006-3, Class 1A4, 6.000%, 06/25/2036 (Callable 04/25/2022)	2,709,065	2,654,668
Series 2007-2, Class 1A3, 6.000%, 02/25/2037 (Callable 04/25/2022) (6)	782,605	762,307
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A6, 5.702%, 03/25/2037 (Callable 04/25/2022) (7)	992	1,002
Citigroup Mortgage Loan Trust,
Series 2018-RP2, Class A1, 3.079%, 02/25/2058 (Callable 12/25/2031) (2)(4)	15,509,025	15,493,690
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Class 1A1, 3.150%, 10/25/2035 (1 Year CMT Rate + 2.400%)(Callable 04/25/2022) (3)	4,191,729	4,273,351
Series 2005-9, Class 22A2, 6.000%, 10/25/2035 (Callable 04/25/2022) (6)	1,484,877	1,485,645
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (Callable 04/25/2022) (6)	23,012	20,124
Countrywide Asset-Backed Certificates:
Series 2007-11, Class 2A3, 0.647%, 04/25/2034 (1 Month LIBOR USD + 0.190%)(Callable 03/25/2026) (3)	72,310	72,243
Series 2005-10, Class AF6, 4.915%, 12/25/2035 (Callable 04/25/2022) (4)	19,514	19,588
Series 2006-10, Class 1AF3, 5.971%, 12/25/2035 (Callable 04/25/2022) (4)(6)	172,089	170,192
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 06/25/2022 (Callable 04/25/2022)	11,878	11,222
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB4, Class A1A, 0.547%, 04/25/2037 (1 Month LIBOR USD + 0.090%)(Callable 02/25/2024) (3)	1,374,464	1,347,362
CWABS Asset-Backed Certificates Trust:
Series 2005-7, Class AF6, 4.693%, 08/25/2035 (Callable 04/25/2022) (4)	30	29
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (Callable 04/25/2022) (4)	79,355	80,345
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust:
Series 2005-1, Class 1A1, 1.168%, 02/25/2035 (1 Month LIBOR USD + 0.500%)(Callable 04/25/2022) (3)	3,208,467	3,190,741
Series 2005-2, Class 1A7, 5.234%, 04/25/2035 (Callable 04/25/2022) (4)	5,441,018	5,241,108
First Franklin Mortgage Loan Trust,
Series 2006-FF6, Class A4, 0.957%, 04/25/2036 (1 Month LIBOR USD + 0.500%)(Callable 04/25/2022) (3)	11,852,940	11,687,011
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA8, Class 2A1, 5.750%, 07/25/2022 (Callable 04/25/2022) (9)	24,998	0
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2022 (Callable 04/25/2022)	2,456	1,842
Series 2004-AA1, Class A1, 2.196%, 06/25/2034 (Callable 04/25/2022) (4)	2,500,536	2,518,827
Series 2005-AA2, Class 2A1, 2.734%, 04/25/2035 (Callable 04/25/2022) (4)	1,210,195	1,267,203
FirstKey Homes LLC,
Series 2021-SFR1, Class A, 1.538%, 08/19/2038 (2)	98,786,715	91,543,555
FirstKey Homes Trust,
Series 2021-SFR2, Class A, 1.376%, 09/17/2038 (2)	38,927,907	35,592,455
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029 (Callable 04/25/2022)	20	20
GS Mortgage Securities Trust,
Series 2018-RPL1, Class A1A, 3.750%, 10/25/2057 (Callable 11/25/2028) (2)	30,842,814	30,997,420
GSAA Home Equity Trust,
Series 2005-14, Class 1A1, 0.957%, 12/25/2035 (1 Month LIBOR USD + 0.500%)(Callable 04/25/2022) (3)	6,550,473	6,627,128
GSAMP Trust,
Series 2006-HE7, Class A2D, 0.898%, 10/25/2036 (1 Month LIBOR USD + 0.230%)(Callable 05/25/2022) (3)	348,007	345,687
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 05/25/2022	21,027	20,024
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035 (Callable 02/25/2027)	1,534,997	1,492,913
Series 2005-AR2, Class 2A1, 2.652%, 04/25/2035 (Callable 04/25/2022) (4)	1,478,978	1,444,049
Home Equity Asset Trust,
Series 2004-7, Class A1, 1.028%, 01/25/2035 (1 Month LIBOR USD + 0.720%)(Callable 04/25/2022) (3)	10,084,238	9,831,839
Home Partners of America Trust,
Series 2021-2, Class A, 1.901%, 12/17/2026 (2)	83,500,927	78,293,291
J.P. Morgan Alternative Loan Trust:
Series 2006-A1, Class 2A1, 3.184%, 03/25/2036 (Callable 12/25/2023) (4)(6)	47,586	47,939
Series 2007-S1, Class A1, 0.948%, 06/25/2037 (1 Month LIBOR USD + 0.560%)(Callable 04/25/2022) (3)	2,847,972	2,854,062
J.P. Morgan Mortgage Trust:
Series 2005-A8, Class 2A3, 2.685%, 11/25/2035 (Callable 04/25/2022) (4)	2,782,958	2,620,057
Series 2006-A2, Class 3A3, 2.612%, 04/25/2036 (Callable 04/25/2022) (4)(6)	740,067	667,411
Series 2006-A2, Class 2A1, 2.811%, 04/25/2036 (Callable 04/25/2022) (4)	638,172	617,547
Series 2006-A7, Class 2A2, 3.114%, 01/25/2037 (Callable 04/25/2022) (4)(6)	1,045,655	968,580
Series 2006-A7, Class 2A4R, 3.114%, 01/25/2037 (Callable 04/25/2022) (4)(6)	1,069,502	977,338
Series 2007-A2, Class 2A3, 2.919%, 04/25/2037 (Callable 04/25/2022) (4)(6)	2,027,857	1,827,678
Series 2007-A4, Class 2A3, 3.009%, 06/25/2037 (Callable 04/25/2022) (4)	2,466,552	2,125,672
MASTR Alternative Loan Trust:
Series 2004-2, Class 2A1, 6.000%, 02/25/2034 (Callable 04/25/2022)	1,273,255	1,275,587
Series 2004-8, Class 2A1, 6.000%, 09/25/2034 (Callable 04/25/2022)	862,569	860,862
Series 2005-6, Class 1A5, 5.500%, 12/25/2035 (Callable 04/25/2022) (6)	1,434,078	1,230,915
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1B, 1.077%, 12/25/2029 (1 Month LIBOR USD + 0.620%)(Callable 04/25/2022) (3)	3,377,411	3,344,574
Series 2005-A5, Class A3, 3.021%, 06/25/2035 (Callable 04/25/2022) (4)	946,388	952,421
Mill City Mortgage Loan Trust:
Series 2018-2, Class A1, 3.500%, 05/25/2058 (Callable 06/25/2027) (2)(4)	10,504,340	10,540,958
Series 2018-3, Class A1, 3.497%, 08/25/2058 (Callable 09/25/2030) (2)(4)	8,630,012	8,597,945
Series 2019-1, Class A1, 3.250%, 10/25/2069 (Callable 04/25/2031) (2)(4)	20,671,903	20,476,386
Morgan Stanley Capital I Trust,
Series 2006-HE2, Class A1, 0.838%, 03/25/2036 (1 Month LIBOR USD + 0.340%)(Callable 04/25/2022) (3)	38,868	38,860
MortgageIT Trust:
Series 2005-4, Class A1, 1.017%, 10/25/2035 (1 Month LIBOR USD + 0.560%)(Callable 04/25/2022) (3)	1,394,871	1,354,863
Series 2005-5, Class A1, 0.977%, 12/25/2035 (1 Month LIBOR USD + 0.520%)(Callable 04/25/2022) (3)	1,606,108	1,605,820
New Residential Mortgage Loan Trust:
Series 2016-1A, Class A1, 3.750%, 03/25/2056 (Callable 11/25/2028) (2)(4)	6,953,275	6,949,890
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (Callable 07/25/2029) (2)(4)	13,847,531	13,874,576
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (Callable 12/25/2029) (2)(4)	11,669,242	11,702,422
Series 2017-6A, Class A1, 4.000%, 08/25/2057 (Callable 12/25/2030) (2)(4)	14,687,505	14,770,562
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (Callable 11/25/2030) (2)(4)	7,820,608	7,884,638
Series 2019-RPL2, Class A1, 3.250%, 02/25/2059 (Callable 06/25/2030) (2)(4)	17,622,486	17,553,464
Series 2022-NQM2, Class A1, 3.079%, 03/25/2062 (Callable 02/25/2024) (2)(4)	29,858,193	29,275,958
OBX Trust,
Series 2022-NQM3, Class A1, 3.374%, 01/25/2062 (Callable 03/25/2025) (2)(4)	39,175,000	38,647,297
RALI Series Trust:
Series 2004-QS13, Class CB, 5.000%, 06/25/2022 (Callable 04/25/2022)	3,495	3,601
Series 2005-QS5, Class A1, 0.857%, 04/25/2035 (1 Month LIBOR USD + 0.400%)(Callable 04/25/2022) (3)(6)	1,272,885	1,020,851
Series 2005-QS11, Class A2, 0.957%, 07/25/2035 (1 Month LIBOR USD + 0.500%)(Callable 04/25/2022) (3)(6)	2,578,348	1,945,540
Series 2005-QA7, Class A22, 2.994%, 07/25/2035 (Callable 04/25/2022) (4)(6)	1,107,102	1,074,895
RASC Series Trust,
Series 2007-KS1, Class A3, 0.607%, 11/25/2036 (1 Month LIBOR USD + 0.150%)(Callable 07/25/2023) (3)	174,159	173,847
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035 (Callable 04/25/2022) (7)	4,560	4,453
Series 2005-2, Class AF6, 4.781%, 08/25/2035 (Callable 12/25/2022) (7)	364,848	360,807
Series 2006-2, Class AF3, 5.797%, 08/25/2036 (Callable 09/25/2025) (7)	14,860,102	7,226,843
Series 2006-3, Class AF2, 5.580%, 11/25/2036 (Callable 02/25/2026) (7)	9,851,232	4,410,516
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (Callable 04/25/2027) (7)	278,136	99,083
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (Callable 12/25/2028) (7)	1,435,659	521,940
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.486%, 04/25/2065 (Callable 01/25/2023) (2)(4)	5,651,943	5,569,021
Structured Asset Securities Corp.:
Series 2003-31A, Class 2A7, 2.415%, 10/25/2033 (Callable 04/25/2022) (4)	718,942	730,497
Series 2005-7XS, Class 1A4B, 5.940%, 04/25/2035 (Callable 04/25/2022) (7)	1,140	1,337
Towd Point Mortgage Trust:
Series 2016-2, Class A1, 3.000%, 08/25/2055 (Callable 10/25/2024) (2)(4)	460,158	459,784
Series 2016-4, Class A1, 2.250%, 07/25/2056 (Callable 05/25/2026) (2)(4)	1,366,000	1,365,659
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Callable 05/25/2025) (2)(4)	812,273	812,261
Series 2017-6, Class A1, 2.750%, 10/25/2057 (Callable 08/25/2025) (2)(4)	13,572,680	13,442,232
Series 2019-1, Class A1, 3.656%, 03/25/2058 (Callable 12/25/2025) (2)(4)	7,385,103	7,367,225
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (Callable 12/25/2025) (2)(4)	9,544,644	9,603,562
Series 2018-4, Class A1, 3.000%, 06/25/2058 (Callable 03/25/2026) (2)(4)	26,303,846	25,795,398
Series 2019-4, Class A1, 2.900%, 10/25/2059 (Callable 09/25/2026) (2)(4)	52,393,937	51,445,057
Series 2020-2, Class A1A, 1.636%, 04/25/2060 (Callable 07/25/2026) (2)(4)	32,284,398	30,697,206
Series 2020-4, Class A1, 1.750%, 10/25/2060 (Callable 11/25/2026) (2)	83,740,477	79,052,249
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034 (Callable 04/25/2022)	701,492	705,658
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034 (Callable 04/25/2022)	1,711,097	1,712,884
Series 2005-3, Class 1CB3, 0.907%, 05/25/2035 (1 Month LIBOR USD + 0.450%)(Callable 04/25/2022) (3)(6)	3,522,550	3,015,962
Series 2005-6, Class 2A4, 5.500%, 08/25/2035 (Callable 04/25/2022) (6)	2,918,513	2,757,827
Series 2007-HY3, Class 4A1, 2.873%, 08/25/2036 (Callable 04/25/2022) (4)	6,367,871	6,209,613
Series 2006-AR10, Class 1A1, 2.895%, 09/25/2036 (Callable 04/25/2022) (4)(6)	567,966	549,318
Wells Fargo Mortgage Backed Securities Trust:
Series 2006-AR14, Class 2A3, 2.603%, 10/25/2036 (Callable 04/25/2022) (4)(6)	957,188	930,587
Series 2007-7, Class A49, 6.000%, 06/25/2037 (Callable 04/25/2022) (6)	1,360,714	1,270,207
Total Non-U.S. Government Agency Issues (Cost $950,179,072)		905,106,011	3.5%
Total Residential Mortgage-Backed Securities (Cost $4,447,657,721)		4,304,337,805	16.6%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2017-M4, Class A2, 2.656%, 12/25/2026 (4)	24,822,520	24,620,596
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K048, Class A2, 3.284%, 06/25/2025 (4)	29,691,000	30,116,059
Series K061, Class A2, 3.347%, 11/25/2026 (4)	57,540,000	59,068,930
Series K063, Class A2, 3.430%, 01/25/2027 (4)	16,715,490	17,183,505
Series K064, Class A2, 3.224%, 03/25/2027	9,810,250	9,999,569
Series K065, Class A2, 3.243%, 04/25/2027	49,145,000	50,173,118
Series K066, Class A2, 3.117%, 06/25/2027	16,491,658	16,751,553
Series K067, Class A2, 3.194%, 07/25/2027	9,015,000	9,189,688
Series K068, Class A2, 3.244%, 08/25/2027	3,705,000	3,787,314
Series K072, Class A2, 3.444%, 12/25/2027	12,000,000	12,402,622
Series K074, Class A2, 3.600%, 01/25/2028	36,495,000	38,038,987
Series K077, Class A2, 3.850%, 05/25/2028 (4)	46,199,000	48,799,884
Series K079, Class A2, 3.926%, 06/25/2028	63,251,000	67,111,310
Series K080, Class A2, 3.926%, 07/25/2028 (4)	34,095,000	36,188,771
Series K158, Class A3, 3.900%, 10/25/2033 (4)	18,777,000	19,879,668
Total U.S. Government Agency Issues (Cost $445,492,506)		443,311,574	1.7%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050 (Callable 03/15/2027)	30,037,000	30,389,382
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050 (Callable 10/15/2027)	69,721,751	70,161,151
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054 (Callable 12/15/2027)	32,737,000	33,019,078
Series 2017-BNK5, Class A5, 3.390%, 06/17/2060 (Callable 06/15/2027)	2,070,000	2,072,865
Series 2018-BN10, Class A5, 3.688%, 02/17/2061 (Callable 01/15/2028)	6,400,000	6,504,440
Series 2021-BN33, Class A5, 2.556%, 05/16/2064	53,919,000	50,565,492
BBCMS Mortgage Trust,
Series 2018-C2, Class A5, 4.314%, 12/15/2051 (Callable 12/15/2028)	14,445,000	15,277,307
Benchmark Mortgage Trust:
Series 2020-B19, Class A5, 1.850%, 09/17/2053 (Callable 08/15/2030)	40,850,000	36,472,796
Series 2020-B21, Class A5, 1.978%, 12/17/2053 (Callable 11/15/2030)	46,400,000	41,593,081
Series 2021-B24, Class A5, 2.584%, 03/17/2054 (Callable 03/15/2031)	29,000,000	27,255,450
BMO Mortgage Trust,
Series 2022-C1, Class A5, 3.374%, 02/18/2055	31,900,000	31,718,087
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class A3, 3.753%, 03/12/2047 (Callable 12/10/2023)	2,556,297	2,564,539
Series 2015-GC27, Class A5, 3.137%, 02/10/2048 (Callable 12/10/2024)	50,189,111	49,854,194
Series 2015-GC29, Class A4, 3.192%, 04/10/2048 (Callable 04/10/2025)	25,065,000	24,903,052
Series 2016-C2, Class A4, 2.832%, 08/12/2049 (Callable 08/10/2026)	33,387,000	32,089,104
Series 2017-P8, Class A4, 3.465%, 09/16/2050 (Callable 08/15/2027)	29,775,000	29,940,877
Series 2019-GC43, Class A4, 3.038%, 11/13/2052 (Callable 10/10/2029)	7,350,000	7,175,603
COMM Mortgage Trust:
Series 2013-CR6, Class A4, 3.101%, 03/10/2046 (Callable 02/10/2023)	14,680,000	14,702,047
Series 2013-CR10, Class A4, 4.210%, 08/10/2046 (Callable 08/10/2023) (4)	11,500,000	11,662,379
Series 2014-CR18, Class A4, 3.550%, 07/17/2047 (Callable 05/15/2024)	4,804,238	4,771,220
Series 2014-CR19, Class A5, 3.796%, 08/12/2047 (Callable 08/10/2024)	33,800,000	34,133,528
Series 2014-CR20, Class ASB, 3.305%, 11/13/2047 (Callable 07/10/2024)	15,362,610	15,469,017
Series 2015-LC19, Class A4, 3.183%, 02/10/2048 (Callable 01/10/2025)	27,105,399	27,018,475
Series 2015-DC1, Class A5, 3.350%, 02/12/2048 (Callable 01/10/2025)	23,390,000	23,354,246
DBJPM Mortgage Trust,
Series 2020-C9, Class A5, 1.926%, 08/15/2053 (Callable 03/15/2030)	31,100,000	27,957,917
GS Mortgage Securities Trust:
Series 2013-GC13, Class A4, 3.871%, 07/12/2046 (Callable 04/10/2023) (4)	14,700,000	14,766,528
Series 2014-GC20, Class AAB, 3.655%, 04/12/2047 (Callable 12/10/2023)	8,646,878	8,736,917
Series 2014-GC20, Class A5, 3.998%, 04/12/2047 (Callable 03/10/2024)	9,959,000	10,061,084
Series 2019-GC42, Class A4, 3.001%, 09/12/2052 (Callable 09/10/2029)	16,285,000	15,829,873
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046 (Callable 04/15/2023)	31,025,000	31,000,394
Series 2013-LC11, Class A4, 2.694%, 04/17/2046 (Callable 03/15/2023)	4,598,963	4,591,656
Series 2012-LC9, Class ASB, 2.437%, 12/17/2047 (Callable 09/15/2022)	533,826	534,181
Series 2013-C10, Class ASB, 2.702%, 12/17/2047 (Callable 12/15/2022)	3,895,929	3,904,030
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C15, Class A4, 4.096%, 11/17/2045 (Callable 09/15/2023)	5,336,651	5,389,955
Series 2013-C17, Class A3, 3.928%, 01/17/2047 (Callable 11/15/2023)	8,140,962	8,111,483
Series 2014-C24, Class ASB, 3.368%, 11/18/2047 (Callable 07/15/2024)	6,225,714	6,278,843
Series 2014-C25, Class A5, 3.672%, 11/18/2047 (Callable 10/15/2024)	45,697,000	46,012,839
Series 2015-C30, Class A5, 3.822%, 07/15/2048 (Callable 07/15/2025)	42,110,000	42,548,382
Series 2016-C4, Class A3, 3.141%, 12/17/2049 (Callable 10/15/2026)	29,133,000	28,921,899
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class A5, 3.723%, 03/17/2050 (Callable 01/15/2027)	17,310,000	17,583,704
Series 2017-JP7, Class A5, 3.454%, 09/16/2050 (Callable 07/15/2027)	27,356,184	27,470,987
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A3, 4.095%, 07/17/2046 (Callable 04/15/2023) (4)	36,341,667	36,566,335
Series 2013-C12, Class A3, 3.973%, 10/17/2046 (Callable 07/15/2023)	13,728,391	13,832,732
Series 2014-C16, Class A5, 3.892%, 06/17/2047 (Callable 05/15/2024)	35,020,000	35,345,913
Series 2015-C25, Class ASB, 3.383%, 10/19/2048 (Callable 06/15/2025)	21,687,652	21,790,491
Series 2016-C30, Class A5, 2.860%, 09/17/2049 (Callable 08/15/2026)	9,062,000	8,873,981
Series 2016-C32, Class A4, 3.720%, 12/17/2049 (Callable 12/15/2026)	14,175,000	14,375,861
Morgan Stanley Capital I, Inc.,
Series 2022-L8, Class A5, 3.795%, 04/16/2055 (4)(8)	56,678,000	58,652,874
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class ASB, 2.991%, 02/15/2048 (Callable 11/15/2024)	8,790,502	8,805,436
Series 2016-C35, Class ASB, 2.788%, 07/17/2048 (Callable 10/15/2025)	9,564,220	9,516,856
Series 2016-BNK1, Class A3, 2.652%, 08/17/2049 (Callable 07/15/2026)	7,952,000	7,716,912
Series 2017-C40, Class A4, 3.581%, 10/17/2050 (Callable 09/15/2027)	48,894,000	49,333,034
Series 2017-C42, Class A4, 3.589%, 12/16/2050 (Callable 12/15/2027)	52,370,521	52,911,184
Series 2017-RC1, Class A4, 3.631%, 01/15/2060 (Callable 02/15/2027)	11,875,000	12,000,038
Series 2018-C47, Class A4, 4.442%, 09/16/2061 (Callable 09/15/2028)	10,850,000	11,476,248
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/17/2045 (Callable 01/15/2023)	13,937,671	13,952,745
Series 2013-C14, Class A4, 3.073%, 06/15/2046 (Callable 05/15/2023)	30,401,602	30,535,071
Series 2013-C18, Class A4, 3.896%, 12/17/2046	18,931,266	19,064,144
Series 2014-C21, Class ASB, 3.393%, 08/16/2047 (Callable 01/15/2024)	5,333,287	5,379,407
Series 2014-C24, Class A5, 3.607%, 11/18/2047 (Callable 10/15/2024)	54,091,000	54,212,131
Series 2014-C23, Class ASB, 3.636%, 10/17/2057	5,301,063	5,346,167
Total Non-U.S. Government Agency Issues (Cost $1,454,995,938)		1,392,055,642	5.4%
Total Commercial Mortgage-Backed Securities (Cost $1,900,488,444)		1,835,367,216	7.1%

Asset Backed Securities
Affirm Asset Securitization Trust,
Series 2021-B, Class A, 1.030%, 08/17/2026 (Callable 08/15/2023) (2)	15,650,000	14,954,102
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	6,100,000	7,731,533
Ford Credit Auto Owner Trust:
Series 2019-1, Class A, 3.520%, 07/15/2030 (Callable 01/15/2024) (2)	18,675,000	18,883,579
Series 2018-1, Class A, 3.190%, 07/15/2031 (Callable 01/15/2025) (2)	28,641,000	28,541,109
Nelnet Student Loan Trust,
Series 2021-A, Class APT1, 1.360%, 04/20/2062 (Callable 09/20/2029) (2)	35,276,618	33,051,605
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023 (Callable 04/15/2022)	2,147	2,162
PFS Financing Corp.:
Series 2020-E, Class A, 1.000%, 10/15/2025 (2)	25,251,000	24,595,747
Series 2021-A, Class A, 0.710%, 04/15/2026 (2)	29,800,000	28,289,572
Series 2021-B, Class A, 0.770%, 08/17/2026 (2)	44,400,000	41,751,886
SBA Tower Trust,
1.840%, 10/15/2051 (Callable 04/15/2026) (2)	45,100,000	41,188,811
Towd Point Mortgage Trust:
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (Callable 08/25/2022) (2)(4)	37,038,296	35,833,689
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (Callable 08/25/2022) (2)(4)	26,900,129	26,055,500
Toyota Auto Loan Extended Note Trust:
Series 2019-1A, Class A, 2.560%, 11/25/2031 (Callable 05/25/2024) (2)	62,085,050	61,645,929
Series 2020-1A, Class A, 1.350%, 05/25/2033 (Callable 05/25/2025) (2)	65,158,000	61,674,985
Total Asset Backed Securities (Cost $441,477,680)		424,200,209	1.6%
Common Stocks

Common Stock	Shares
Industrials
Weatherford International PLC (10)	46,003	1,531,900
Total Common Stock (Cost $3,790,590)		1,531,900	0.0%
Total Long-Term Investments (Cost $26,547,010,520)		25,574,243,117	98.5%

SHORT-TERM INVESTMENT
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.21% (5)	496,399,271	496,399,271
Total Short-Term Investment (Cost $496,399,271)		496,399,271	1.9%
Total Investments (Cost $27,043,409,791)		26,070,642,388	100.4%
Liabilities in Excess of Other Assets		(96,274,581)	(0.4)%
TOTAL NET ASSETS		$25,974,367,807	100.0%

Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
SD CRED PROG	State Credit Enhancement Program

CMT	Constant Maturity Treasury
LIBOR	London Inter-bank Offered Rate
SOFR	Secured Overnight Financing Rate

(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2022, the value of these securities totaled $5,605,568,019, which represented 21.58% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2022.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2022.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2022.
(8)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.
(9)	Security in default.
(10)	Non-income producing.

Baird Core Plus Bond Fund
Summary of Fair Value Exposure at March 31, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$5,175,892,932	$–	$5,175,892,932
Other Government Related Securities	–	72,081,527	–	72,081,527
Corporate Bonds	–	13,363,408,967	–	13,363,408,967
Municipal Bonds	–	397,422,561	–	397,422,561
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	3,399,231,794	–	3,399,231,794
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	905,106,011	–	905,106,011
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	443,311,574	–	443,311,574
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,392,055,642	–	1,392,055,642
Asset Backed Securities	–	424,200,209	–	424,200,209
Common Stock	1,531,900	–	–	1,531,900
Total Long-Term Investments	1,531,900	25,572,711,217	–	25,574,243,117
Short-Term Investment
Money Market Mutual Fund	496,399,271	–	–	496,399,271
Total Short-Term Investment	496,399,271	–	–	496,399,271
Total Investments	$497,931,171	$25,572,711,217	$–	$26,070,642,388

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.